UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

AEW Real Estate Fund

Shares		Description	Value (†)
Common Stocks – 98.4% of Net Assets
Lodging – 2.1%
	168,800	Extended Stay America, Inc.	$3,345,616

Real Estate – 0.4%
	12,900	Alexander & Baldwin, Inc.	583,596

Real Estate Investment Trusts – 95.9%
		REITs—Apartments – 17.6%
	67,500	American Campus Communities, Inc.	2,806,650
	156,000	American Homes 4 Rent, Class A	3,319,680
	44,500	AvalonBay Communities, Inc.	8,069,185
	42,800	Camden Property Trust	3,905,072
	136,700	Equity Residential	9,194,442

			27,295,029

		REITs—Diversified – 10.5%
	84,100	American Assets Trust, Inc.	3,262,239
	63,082	Digital Realty Trust, Inc.	7,471,432
	100,000	Forest City Realty Trust, Inc., Class A	2,463,000
	15,500	Vornado Realty Trust	1,160,330
	57,800	Washington Real Estate Investment Trust	1,860,582

			16,217,583

		REITs—Health Care – 10.7%
	88,200	Healthcare Trust of America, Inc., Class A	2,650,410
	96,000	Ventas, Inc.	6,024,000
	118,000	Welltower, Inc.	7,901,280

			16,575,690

		REITs—Hotels – 4.8%
	272,200	Host Hotels & Resorts, Inc.	5,324,232
	96,000	RLJ Lodging Trust	2,079,360

			7,403,592

		REITs—Manufactured Homes – 1.5%
	26,000	Equity Lifestyle Properties, Inc.	2,300,480

		REITs—Office Property – 10.9%
	64,900	Boston Properties, Inc.	7,864,582
	55,000	Douglas Emmett, Inc.	2,188,450
	144,000	Empire State Realty Trust, Inc., Class A	2,887,200
	198,600	Piedmont Office Realty Trust, Inc., Class A	3,840,924

			16,781,156

		REITs—Regional Malls – 10.7%
	149,000	Pennsylvania Real Estate Investment Trust	1,448,280
	84,200	Simon Property Group, Inc.	13,078,786
	43,600	Taubman Centers, Inc.	2,058,792

			16,585,858

Shares		Description	Value (†)
Common Stocks – continued
Real Estate Investment Trusts – continued
		REITs—Shopping Centers – 6.8%
	72,400	Acadia Realty Trust	$2,038,060
	116,800	DDR Corp.	895,856
	30,000	Federal Realty Investment Trust	3,615,600
	248,900	Retail Properties of America, Inc., Class A	3,041,558
	37,900	Tanger Factory Outlet Centers, Inc.	862,225

			10,453,299

		REITs—Single Tenant – 5.3%
	86,388	Easterly Government Properties, Inc.	1,738,127
	145,000	Gramercy Property Trust	4,306,500
	88,400	STORE Capital Corp.	2,182,596

			8,227,223

		REITs—Storage – 6.6%
	149,000	CubeSmart	4,055,780
	30,000	Public Storage	6,217,500

			10,273,280

		REITs—Warehouse/Industrials – 10.5%
	178,000	ProLogis, Inc.	11,495,240
	161,200	Rexford Industrial Realty, Inc.	4,786,028

			16,281,268

		Total Real Estate Investment Trusts	148,394,458

		Total Common Stocks (Identified Cost $130,908,227)	152,323,670

Principal Amount
Short-Term Investments – 1.8%
	$2,851,296	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2017 at 0.340% to be repurchased at $2,851,324 on 11/01/2017 collateralized by $2,840,000 U.S. Treasury Inflation Note, 0.250% due 1/15/2025 valued at $2,912,460 including accrued interest(a) (Identified Cost $2,851,296)	2,851,296

Total Investments – 100.2% (Identified Cost $133,759,523)	155,174,966
Other Assets Less Liabilities – (0.2)%	(382,156)

Net Assets – 100.0%	$154,792,810

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$152,323,670	$—	$—	$152,323,670
Short-Term Investments	—	2,851,296	—	2,851,296

Total	$152,323,670	$2,851,296	$—	$155,174,966

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

REITs - Apartments	17.6%
REITs - Office Property	10.9
REITs - Regional Malls	10.7
REITs - Health Care	10.7
REITs - Warehouse/Industrials	10.5
REITs - Diversified	10.5
REITs - Shopping Centers	6.8
REITs - Storage	6.6
REITs - Single Tenant	5.3
REITs - Hotels	4.8
Hotels, Restaurants & Leisure	2.1
Other Investments, less than 2% each	1.9
Short-Term Investments	1.8

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares		Description	Value (†)
Common Stocks – 49.4% of Net Assets
		Aerospace & Defense – 0.1%
	95	Arconic, Inc.	$2,386

		Air Freight & Logistics – 0.0%
	10	United Parcel Service, Inc., Class B	1,175

		Auto Components – 1.4%
	398	Delphi Automotive PLC	39,553
	11	Goodyear Tire & Rubber Co. (The)	337
	624	Valeo S.A., Sponsored ADR	21,166

			61,056

		Automobiles – 1.4%
	1,155	Byd Co. Ltd., ADR	20,120
	215	Ford Motor Co.	2,638
	306	Toyota Motor Corp., Sponsored ADR	37,944

			60,702

		Banks – 2.9%
	518	Bank of America Corp.	14,188
	162	Citigroup, Inc.	11,907
	85	Citizens Financial Group, Inc.	3,231
	174	Huntington Bancshares, Inc.	2,401
	1,183	KBC Group NV, Sponsored ADR	49,029
	180	KeyCorp.	3,285
	547	People’s United Financial, Inc.	10,207
	147	Signature Bank(a)	19,111
	175	Wells Fargo & Co.	9,825
	97	Zions Bancorporation	4,507

			127,691

		Beverages – 0.5%
	69	Brown-Forman Corp., Class B	3,934
	195	Coca-Cola Co. (The)	8,966
	18	Molson Coors Brewing Co., Class B	1,456
	23	Monster Beverage Corp.(a)	1,333
	58	PepsiCo, Inc.	6,393

			22,082

		Biotechnology – 0.5%
	16	AbbVie, Inc.	1,444
	14	Amgen, Inc.	2,453
	225	Gilead Sciences, Inc.	16,866

			20,763

		Building Products – 1.2%
	649	A.O. Smith Corp.	38,421
	55	Fortune Brands Home & Security, Inc.	3,633
	287	Johnson Controls International PLC	11,879

			53,933

Shares		Description	Value (†)
Common Stocks – continued
		Capital Markets – 1.5%
	8	Affiliated Managers Group, Inc.	$1,492
	11	Ameriprise Financial, Inc.	1,722
	151	Bank of New York Mellon Corp. (The)	7,769
	14	BlackRock, Inc.	6,591
	25	Charles Schwab Corp. (The)	1,121
	31	CME Group, Inc.	4,252
	105	Franklin Resources, Inc.	4,424
	40	Goldman Sachs Group, Inc. (The)	9,699
	17	Intercontinental Exchange, Inc.	1,124
	43	Invesco Ltd.	1,539
	13	Legg Mason, Inc.	496
	9	Moody’s Corp.	1,282
	20	Nasdaq, Inc.	1,453
	66	Northern Trust Corp.	6,172
	8	S&P Global, Inc.	1,252
	56	State Street Corp.	5,152
	110	T. Rowe Price Group, Inc.	10,219

			65,759

		Chemicals – 3.5%
	16	Air Products & Chemicals, Inc.	2,551
	5	Albemarle Corp.	705
	459	Chr. Hansen Holding AS, Sponsored ADR	20,219
	402	Ecolab, Inc.	52,525
	112	International Flavors & Fragrances, Inc.	16,511
	263	Novozymes AS, Sponsored ADR	14,544
	61	Praxair, Inc.	8,913
	1,854	Symrise AG, Sponsored ADR	36,262

			152,230

		Commercial Services & Supplies – 0.0%
	11	Stericycle, Inc.(a)	779

		Communications Equipment – 0.3%
	383	Cisco Systems, Inc.	13,080
	13	Motorola Solutions, Inc.	1,177

			14,257

		Construction & Engineering – 0.0%
	35	Fluor Corp.	1,508

		Consumer Finance – 0.2%
	51	American Express Co.	4,871
	36	Navient Corp.	449
	69	Synchrony Financial	2,251

			7,571

		Containers & Packaging – 0.2%
	14	Avery Dennison Corp.	1,486
	84	Ball Corp.	3,606

Shares		Description	Value (†)
Common Stocks – continued
		Containers & Packaging – continued
	57	International Paper Co.	$3,265

			8,357

		Distributors – 0.0%
	10	Genuine Parts Co.	882

		Diversified Consumer Services – 0.0%
	17	H&R Block, Inc.	421

		Diversified Telecommunication Services – 1.0%
	460	AT&T, Inc.	15,479
	1,121	Deutsche Telekom AG, Sponsored ADR	20,104
	189	Verizon Communications, Inc.	9,048

			44,631

		Electric Utilities – 0.9%
	24	Eversource Energy	1,503
	239	NextEra Energy, Inc.	37,062

			38,565

		Electrical Equipment – 2.2%
	167	Acuity Brands, Inc.	27,922
	534	Eaton Corp. PLC	42,731
	789	Vestas Wind Systems AS, Sponsored ADR	23,228

			93,881

		Electronic Equipment, Instruments & Components – 0.0%
	17	TE Connectivity Ltd.	1,547

		Food & Staples Retailing – 0.2%
	67	CVS Health Corp.	4,591
	24	Kroger Co. (The)	497
	87	Sysco Corp.	4,839

			9,927

		Food Products – 0.4%
	14	Campbell Soup Co.	663
	60	Conagra Brands, Inc.	2,049
	28	General Mills, Inc.	1,454
	5	Hershey Co. (The)	531
	18	Hormel Foods Corp.	561
	14	J.M. Smucker Co. (The)	1,485
	38	Kellogg Co.	2,376
	36	Kraft Heinz Co. (The)	2,784
	142	Mondelez International, Inc., Class A	5,883

			17,786

		Health Care Equipment & Supplies – 3.3%
	79	Abbott Laboratories	4,284
	72	Baxter International, Inc.	4,642
	1,487	Coloplast AS, Sponsored ADR	13,071
	10	Cooper Cos., Inc. (The)	2,403

Shares		Description	Value (†)
Common Stocks – continued
		Health Care Equipment & Supplies – continued
	559	Danaher Corp.	$51,579
	19	DENTSPLY SIRONA, Inc.	1,160
	687	Essilor International S.A., Sponsored ADR	43,556
	10	Hologic, Inc.(a)	378
	258	Medtronic PLC	20,774

			141,847

		Health Care Providers & Services – 0.6%
	8	Aetna, Inc.	1,360
	4	AmerisourceBergen Corp.	308
	25	Anthem, Inc.	5,230
	5	Cardinal Health, Inc.	309
	8	Centene Corp.(a)	749
	21	Cigna Corp.	4,142
	28	DaVita, Inc.(a)	1,701
	8	Envision Healthcare Corp.(a)	341
	40	Express Scripts Holding Co.(a)	2,452
	23	HCA Healthcare, Inc.(a)	1,740
	5	Humana, Inc.	1,277
	2	Laboratory Corp. of America Holdings(a)	307
	13	McKesson Corp.	1,792
	11	Quest Diagnostics, Inc.	1,032
	15	UnitedHealth Group, Inc.	3,153
	3	Universal Health Services, Inc., Class B	308

			26,201

		Home Construction – 0.3%
	319	Geberit AG, ADR	14,141

		Hotels, Restaurants & Leisure – 0.3%
	10	Carnival Corp.	664
	104	Hilton Worldwide Holdings, Inc.	7,517
	20	McDonald’s Corp.	3,338
	23	Starbucks Corp.	1,262
	14	Wyndham Worldwide Corp.	1,496

			14,277

		Household Durables – 0.7%
	8	Lennar Corp., Class A	446
	1,534	Sekisui House Ltd., Sponsored ADR	28,595

			29,041

		Household Products – 0.4%
	8	Church & Dwight Co., Inc.	361
	17	Clorox Co. (The)	2,151
	59	Colgate-Palmolive Co.	4,157
	126	Procter & Gamble Co. (The)	10,879

			17,548

		Independent Power & Renewable Electricity Producers – 0.2%
	87	Ormat Technologies, Inc.	5,649

Shares		Description	Value (†)
Common Stocks – continued
		Independent Power & Renewable Electricity Producers – continued
	142	Pattern Energy Group, Inc.	$3,276

			8,925

		Industrial Conglomerates – 1.6%
	75	3M Co.	17,264
	312	General Electric Co.	6,290
	179	Roper Technologies, Inc.	46,213

			69,767

		Industrial Other – 0.0%
	29	Iron Mountain, Inc.	1,160

		Insurance – 3.5%
	27	Aflac, Inc.	2,265
	1,401	AIA Group Ltd., Sponsored ADR	42,429
	817	Allianz SE, Sponsored ADR	19,118
	5	Allstate Corp. (The)	469
	68	Hartford Financial Services Group, Inc. (The)	3,743
	1,363	Legal & General Group PLC, Sponsored ADR	24,296
	12	Lincoln National Corp.	909
	122	MetLife, Inc.	6,537
	63	Prudential Financial, Inc.	6,959
	680	Prudential PLC, Sponsored ADR	33,340
	98	Torchmark Corp.	8,245
	62	Unum Group	3,227

			151,537

		Internet & Direct Marketing Retail – 1.0%
	37	Amazon.com, Inc.(a)	40,895
	7	Netflix, Inc.(a)	1,375
	1	Priceline Group, Inc. (The)(a)	1,912
	8	TripAdvisor, Inc.(a)	300

			44,482

		Internet Software & Services – 4.1%
	77	Alphabet, Inc., Class A(a)	79,544
	2	Alphabet, Inc., Class C(a)	2,033
	22	eBay, Inc.(a)	828
	299	Facebook, Inc., Class A(a)	53,838
	895	Tencent Holdings Ltd., ADR	40,320

			176,563

		IT Services – 3.1%
	8	Accenture PLC, Class A	1,139
	32	Cognizant Technology Solutions Corp., Class A	2,421
	19	CSRA, Inc.	608
	47	International Business Machines Corp.	7,241
	280	MasterCard, Inc., Class A	41,656
	24	PayPal Holdings, Inc.(a)	1,741
	716	Visa, Inc., Class A	78,746

Shares		Description	Value (†)
Common Stocks – continued
		IT Services – continued
	55	Western Union Co. (The)	$1,092

			134,644

		Life Sciences Tools & Services – 1.7%
	20	Agilent Technologies, Inc.	1,361
	41	Illumina, Inc.(a)	8,413
	326	Thermo Fisher Scientific, Inc.	63,188

			72,962

		Machinery – 0.9%
	66	Caterpillar, Inc.	8,963
	58	Deere & Co.	7,707
	23	Flowserve Corp.	1,014
	21	Parker Hannifin Corp.	3,835
	194	Watts Water Technologies, Inc., Series A	13,075
	50	Xylem, Inc.	3,326

			37,920

		Media – 0.4%
	17	CBS Corp., Class B	954
	16	Interpublic Group of Cos., Inc. (The)	308
	100	News Corp., Class A	1,366
	5	Omnicom Group, Inc.	336
	108	Twenty-First Century Fox, Inc., Class A	2,824
	33	Twenty-First Century Fox, Inc., Class B	840
	89	Walt Disney Co. (The)	8,705

			15,333

		Metals & Mining – 0.0%
	22	Newmont Mining Corp.	796

		Multiline Retail – 0.0%
	16	Kohl’s Corp.	668
	7	Target Corp.	413

			1,081

		Personal Products – 0.7%
	11	Estee Lauder Cos., Inc. (The), Class A	1,230
	495	Unilever NV	28,690

			29,920

		Pharmaceuticals – 2.2%
	26	Allergan PLC	4,608
	71	Bristol-Myers Squibb Co.	4,378
	53	Eli Lilly & Co.	4,343
	112	Johnson & Johnson	15,614
	112	Merck & Co., Inc.	6,170
	66	Mylan NV(a)	2,357
	986	Novo Nordisk AS, Sponsored ADR	49,093
	294	Pfizer, Inc.	10,307

			96,870

Shares		Description	Value (†)
Common Stocks – continued
		Professional Services – 0.1%
	40	IHS Markit Ltd.(a)	$1,704
	17	Verisk Analytics, Inc.(a)	1,446

			3,150

		Real Estate Management & Development – 0.1%
	58	CBRE Group, Inc., Class A(a)	2,281

		REITs—Apartments – 0.2%
	6	AvalonBay Communities, Inc.	1,088
	44	Equity Residential	2,960
	8	Essex Property Trust, Inc.	2,099
	4	Mid-America Apartment Communities, Inc.	409

			6,556

		REITs—Diversified – 0.4%
	101	Crown Castle International Corp.	10,815
	9	Digital Realty Trust, Inc.	1,066
	3	Equinix, Inc.	1,391
	20	Vornado Realty Trust	1,497
	92	Weyerhaeuser Co.	3,304

			18,073

		REITs—Health Care – 0.1%
	41	HCP, Inc.	1,059
	42	Ventas, Inc.	2,636

			3,695

		REITs—Office Property – 0.0%
	15	Boston Properties, Inc.	1,818

		REITs—Regional Malls – 0.1%
	8	Macerich Co. (The)	437
	13	Simon Property Group, Inc.	2,019

			2,456

		REITs—Storage – 0.1%
	16	Public Storage	3,316

		Road & Rail – 0.4%
	53	CSX Corp.	2,673
	34	Kansas City Southern	3,544
	43	Norfolk Southern Corp.	5,651
	61	Union Pacific Corp.	7,063

			18,931

		Semiconductors & Semiconductor Equipment – 0.9%
	13	Advanced Micro Devices, Inc.(a)	143
	102	ASML Holding NV, (Registered)	18,437
	27	First Solar, Inc.(a)	1,480
	222	Intel Corp.	10,099
	43	Micron Technology, Inc.(a)	1,905
	10	NVIDIA Corp.	2,068

Shares		Description	Value (†)
Common Stocks – continued
		Semiconductors & Semiconductor Equipment – continued
	21	QUALCOMM, Inc.	$1,071
	13	Texas Instruments, Inc.	1,257
	7	Xilinx, Inc.	516

			36,976

		Software – 2.0%
	9	Autodesk, Inc.(a)	1,125
	143	Ellie Mae, Inc.(a)	12,863
	774	Microsoft Corp.	64,381
	136	Oracle Corp.	6,922
	10	Symantec Corp.	325

			85,616

		Specialty Retail – 0.1%
	9	Best Buy Co., Inc.	504
	22	Home Depot, Inc. (The)	3,647
	14	Lowe’s Cos., Inc.	1,119
	8	Tiffany & Co.	749

			6,019

		Technology Hardware, Storage & Peripherals – 0.3%
	43	Apple, Inc.	7,269
	25	NetApp, Inc.	1,110
	7	Seagate Technology PLC	259
	24	Western Digital Corp.	2,142
	32	Xerox Corp.	970

			11,750

		Textiles, Apparel & Luxury Goods – 0.6%
	2,388	Cie Financiere Richemont S.A., Sponsored ADR	21,939
	40	Hanesbrands, Inc.	900
	56	NIKE, Inc., Class B	3,079
	8	VF Corp.	557

			26,475

		Trading Companies & Distributors – 0.1%
	45	Fastenal Co.	2,114
	13	W.W. Grainger, Inc.	2,570

			4,684

		Water Utilities – 0.5%
	258	American Water Works Co., Inc.	22,642

		Total Common Stocks (Identified Cost $1,867,006)	2,147,342

Affiliated Mutual Funds – 48.3%
	36,882	Loomis Sayles Inflation Protected Securities Fund, Class N	385,049
	45,028	Loomis Sayles Limited Term Government and Agency Fund, Class N	510,615
	118,389	Mirova Global Green Bond Fund, Class N	1,201,649

		Total Affiliated Mutual Funds (Identified Cost $2,084,115)	2,097,313

Description	Value (†)
Total Investments – 97.7% (Identified Cost $3,951,121)	$4,244,655
Other assets less liabilities – 2.3%	100,158

Net Assets – 100.0%	$4,344,813

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2017, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$387,209	$437	$—	$(1,723)	$385,049	$5,900
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	514,274	1,384	(4)	(2,271)	510,615	6,563
Mirova Global Green Bond Fund, Class N	—	1,185,878	1,427	6	17,192	1,201,649	5,957

	$—	$2,087,361	$3,248	$2	$13,198	$2,097,313	$18,420

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,147,342	$—	$—	$2,147,342
Affiliated Mutual Funds	2,097,313	—	—	2,097,313

Total	$4,244,655	$—	$—	$4,244,655

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

Affiliated Mutual Funds	48.3%
Internet Software & Services	4.1
Chemicals	3.5
Insurance	3.5
Health Care Equipment & Supplies	3.3
IT Services	3.1
Banks	2.9
Pharmaceuticals	2.2
Electrical Equipment	2.2
Software	2.0
Other Investments, less than 2% each	22.6

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

Asset Allocation Summary at October 31, 2017 (Unaudited)

Equity	49.4%
Fixed Income	48.3

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares		Description	Value (†)
Common Stocks – 56.5% of Net Assets
		Aerospace & Defense – 0.1%
	96	Arconic, Inc.	$2,412

		Air Freight & Logistics – 0.0%
	12	United Parcel Service, Inc., Class B	1,410

		Auto Components – 1.7%
	484	Delphi Automotive PLC	48,100
	12	Goodyear Tire & Rubber Co. (The)	367
	769	Valeo S.A., Sponsored ADR	26,084

			74,551

		Automobiles – 1.6%
	1,330	Byd Co. Ltd., ADR	23,168
	236	Ford Motor Co.	2,896
	364	Toyota Motor Corp., Sponsored ADR	45,136

			71,200

		Banks – 3.3%
	528	Bank of America Corp.	14,462
	179	Citigroup, Inc.	13,156
	101	Citizens Financial Group, Inc.	3,839
	206	Huntington Bancshares, Inc.	2,843
	1,405	KBC Group NV, Sponsored ADR	58,230
	213	KeyCorp	3,887
	580	People’s United Financial, Inc.	10,823
	175	Signature Bank(a)	22,752
	176	Wells Fargo & Co.	9,881
	113	Zions Bancorporation	5,250

			145,123

		Beverages – 0.5%
	79	Brown-Forman Corp., Class B	4,505
	197	Coca-Cola Co. (The)	9,058
	19	Molson Coors Brewing Co., Class B	1,536
	27	Monster Beverage Corp.(a)	1,564
	64	PepsiCo, Inc.	7,055

			23,718

		Biotechnology – 0.5%
	19	AbbVie, Inc.	1,715
	16	Amgen, Inc.	2,803
	260	Gilead Sciences, Inc.	19,490

			24,008

		Building Products – 1.4%
	771	A.O. Smith Corp.	45,643
	64	Fortune Brands Home & Security, Inc.	4,228
	291	Johnson Controls International PLC	12,045

			61,916

Shares		Description	Value (†)
Common Stocks – continued
		Capital Markets – 1.6%
	9	Affiliated Managers Group, Inc.	$1,679
	12	Ameriprise Financial, Inc.	1,878
	148	Bank of New York Mellon Corp. (The)	7,615
	15	BlackRock, Inc.	7,062
	30	Charles Schwab Corp. (The)	1,345
	29	CME Group, Inc.	3,978
	117	Franklin Resources, Inc.	4,929
	44	Goldman Sachs Group, Inc. (The)	10,669
	20	Intercontinental Exchange, Inc.	1,322
	48	Invesco Ltd.	1,718
	15	Legg Mason, Inc.	573
	10	Moody’s Corp.	1,424
	21	Nasdaq, Inc.	1,526
	65	Northern Trust Corp.	6,079
	9	S&P Global, Inc.	1,408
	54	State Street Corp.	4,968
	110	T. Rowe Price Group, Inc.	10,219

			68,392

		Chemicals – 4.1%
	17	Air Products & Chemicals, Inc.	2,710
	6	Albemarle Corp.	845
	574	Chr. Hansen Holding AS, Sponsored ADR	25,285
	478	Ecolab, Inc.	62,456
	129	International Flavors & Fragrances, Inc.	19,017
	302	Novozymes AS, Sponsored ADR	16,701
	67	Praxair, Inc.	9,790
	2,203	Symrise AG, Sponsored ADR	43,088

			179,892

		Commercial Services & Supplies – 0.0%
	12	Stericycle, Inc.(a)	850

		Communications Equipment – 0.4%
	413	Cisco Systems, Inc.	14,104
	15	Motorola Solutions, Inc.	1,358

			15,462

		Construction & Engineering – 0.0%
	38	Fluor Corp.	1,637

		Consumer Finance – 0.2%
	48	American Express Co.	4,585
	40	Navient Corp.	498
	53	Synchrony Financial	1,729

			6,812

		Containers & Packaging – 0.2%
	15	Avery Dennison Corp.	1,593
	94	Ball Corp.	4,035

Shares		Description	Value (†)
Common Stocks – continued
		Containers & Packaging – continued
	62	International Paper Co.	$3,551

			9,179

		Distributors – 0.0%
	11	Genuine Parts Co.	971

		Diversified Consumer Services – 0.0%
	18	H&R Block, Inc.	445

		Diversified Telecommunication Services – 1.1%
	477	AT&T, Inc.	16,051
	1,332	Deutsche Telekom AG, Sponsored ADR	23,888
	211	Verizon Communications, Inc.	10,101

			50,040

		Electric Utilities – 1.0%
	28	Eversource Energy	1,754
	284	NextEra Energy, Inc.	44,040

			45,794

		Electrical Equipment – 2.5%
	198	Acuity Brands, Inc.	33,106
	634	Eaton Corp. PLC	50,733
	937	Vestas Wind Systems AS, Sponsored ADR	27,585

			111,424

		Electronic Equipment, Instruments & Components – 0.0%
	20	TE Connectivity Ltd.	1,819

		Food & Staples Retailing – 0.3%
	76	CVS Health Corp.	5,208
	25	Kroger Co. (The)	518
	99	Sysco Corp.	5,506

			11,232

		Food Products – 0.4%
	15	Campbell Soup Co.	711
	66	Conagra Brands, Inc.	2,255
	31	General Mills, Inc.	1,609
	6	Hershey Co. (The)	637
	20	Hormel Foods Corp.	623
	15	J.M. Smucker Co. (The)	1,591
	43	Kellogg Co.	2,689
	40	Kraft Heinz Co. (The)	3,093
	144	Mondelez International, Inc., Class A	5,966

			19,174

		Health Care Equipment & Supplies – 3.8%
	90	Abbott Laboratories	4,881
	66	Baxter International, Inc.	4,255
	1,713	Coloplast AS, Sponsored ADR	15,057
	11	Cooper Cos., Inc. (The)	2,643

Shares		Description	Value (†)
Common Stocks – continued
		Health Care Equipment & Supplies – continued
	660	Danaher Corp.	$60,898
	20	DENTSPLY SIRONA, Inc.	1,221
	816	Essilor International S.A., Sponsored ADR	51,735
	11	Hologic, Inc.(a)	416
	308	Medtronic PLC	24,800

			165,906

		Health Care Providers & Services – 0.6%
	9	Aetna, Inc.	1,530
	5	AmerisourceBergen Corp.	385
	28	Anthem, Inc.	5,858
	5	Cardinal Health, Inc.	310
	8	Centene Corp.(a)	749
	19	Cigna Corp.	3,747
	30	DaVita, Inc.(a)	1,822
	7	Envision Healthcare Corp.(a)	298
	45	Express Scripts Holding Co.(a)	2,758
	26	HCA Healthcare, Inc.(a)	1,967
	6	Humana, Inc.	1,532
	3	Laboratory Corp. of America Holdings(a)	461
	14	McKesson Corp.	1,930
	12	Quest Diagnostics, Inc.	1,126
	17	UnitedHealth Group, Inc.	3,574
	3	Universal Health Services, Inc., Class B	308

			28,355

		Home Construction – 0.4%
	368	Geberit AG, ADR	16,313

		Hotels, Restaurants & Leisure – 0.3%
	11	Carnival Corp.	730
	105	Hilton Worldwide Holdings, Inc.	7,589
	23	McDonald’s Corp.	3,839
	27	Starbucks Corp.	1,481
	14	Wyndham Worldwide Corp.	1,496

			15,135

		Household Durables – 0.8%
	9	Lennar Corp., Class A	501
	1,823	Sekisui House Ltd., Sponsored ADR	33,983

			34,484

		Household Products – 0.4%
	9	Church & Dwight Co., Inc.	407
	14	Clorox Co. (The)	1,771
	65	Colgate-Palmolive Co.	4,579
	142	Procter & Gamble Co. (The)	12,260
			19,017

		Independent Power & Renewable Electricity Producers – 0.2%
	103	Ormat Technologies, Inc.	6,688

Shares		Description	Value (†)
Common Stocks – continued
		Independent Power & Renewable Electricity Producers – continued
	166	Pattern Energy Group, Inc.	$3,829

			10,517

		Industrial Conglomerates – 1.8%
	84	3M Co.	19,336
	313	General Electric Co.	6,310
	213	Roper Technologies, Inc.	54,990

			80,636

		Industrial Other – 0.0%
	32	Iron Mountain, Inc.	1,280
		Insurance – 4.0%
	32	Aflac, Inc.	2,684
	1,665	AIA Group Ltd., Sponsored ADR	50,425
	941	Allianz SE, Sponsored ADR	22,020
	4	Allstate Corp. (The)	375
	76	Hartford Financial Services Group, Inc. (The)	4,184
	1,694	Legal & General Group PLC, Sponsored ADR	30,196
	12	Lincoln National Corp.	909
	137	MetLife, Inc.	7,340
	70	Prudential Financial, Inc.	7,732
	807	Prudential PLC, Sponsored ADR	39,567
	98	Torchmark Corp.	8,245
	68	Unum Group	3,539

			177,216

		Internet & Direct Marketing Retail – 1.2%
	44	Amazon.com, Inc.(a)	48,632
	8	Netflix, Inc.(a)	1,572
	1	Priceline Group, Inc. (The)(a)	1,912
	8	TripAdvisor, Inc.(a)	300

			52,416

		Internet Software & Services – 4.8%
	92	Alphabet, Inc., Class A(a)	95,040
	2	Alphabet, Inc., Class C(a)	2,033
	24	eBay, Inc.(a)	903
	355	Facebook, Inc., Class A(a)	63,921
	1,097	Tencent Holdings Ltd., ADR	49,420

			211,317

		IT Services – 3.6%
	9	Accenture PLC, Class A	1,281
	36	Cognizant Technology Solutions Corp., Class A	2,724
	20	CSRA, Inc.	640
	53	International Business Machines Corp.	8,165
	331	MasterCard, Inc., Class A	49,243
	28	PayPal Holdings, Inc.(a)	2,032
	849	Visa, Inc., Class A	93,373

Shares		Description	Value (†)
Common Stocks – continued

		IT Services – continued
	61	Western Union Co. (The)	$1,211

			158,669

		Life Sciences Tools & Services – 2.0%
	24	Agilent Technologies, Inc.	1,633
	47	Illumina, Inc.(a)	9,644
	387	Thermo Fisher Scientific, Inc.	75,012

			86,289

		Machinery – 1.0%
	65	Caterpillar, Inc.	8,827
	66	Deere & Co.	8,770
	27	Flowserve Corp.	1,190
	19	Parker Hannifin Corp.	3,470
	231	Watts Water Technologies, Inc., Series A	15,569
	59	Xylem, Inc.	3,925

			41,751

		Media – 0.4%
	20	CBS Corp., Class B	1,122
	18	Interpublic Group of Cos., Inc. (The)	347
	114	News Corp., Class A	1,557
	5	Omnicom Group, Inc.	336
	123	Twenty-First Century Fox, Inc., Class A	3,217
	40	Twenty-First Century Fox, Inc., Class B	1,018
	95	Walt Disney Co. (The)	9,292

			16,889

		Metals & Mining – 0.0%
	26	Newmont Mining Corp.	940

		Multiline Retail – 0.0%
	17	Kohl’s Corp.	710
	8	Target Corp.	472

			1,182

		Personal Products – 0.8%
	13	Estee Lauder Cos., Inc. (The), Class A	1,454
	588	Unilever NV	34,080

			35,534

		Pharmaceuticals – 2.5%
	27	Allergan PLC	4,785
	81	Bristol-Myers Squibb Co.	4,994
	50	Eli Lilly & Co.	4,097
	115	Johnson & Johnson	16,032
	128	Merck & Co., Inc.	7,052
	73	Mylan NV(a)	2,607
	1,171	Novo Nordisk AS, Sponsored ADR	58,304
	311	Pfizer, Inc.	10,904

			108,775

Shares		Description	Value (†)
Common Stocks – continued
		Professional Services – 0.1%
	41	IHS Markit Ltd.(a)	$1,747
	20	Verisk Analytics, Inc.(a)	1,701

			3,448

		Real Estate Management & Development – 0.1%
	66	CBRE Group, Inc., Class A(a)	2,595

		REITs—Apartments – 0.2%
	7	AvalonBay Communities, Inc.	1,269
	50	Equity Residential	3,363
	9	Essex Property Trust, Inc.	2,362
	4	Mid-America Apartment Communities, Inc.	410

			7,404

		REITs—Diversified – 0.5%
	112	Crown Castle International Corp.	11,993
	10	Digital Realty Trust, Inc.	1,184
	4	Equinix, Inc.	1,854
	22	Vornado Realty Trust	1,647
	103	Weyerhaeuser Co.	3,699

			20,377

		REITs—Health Care – 0.1%
	45	HCP, Inc.	1,163
	36	Ventas, Inc.	2,259

			3,422

		REITs—Office Property – 0.1%
	17	Boston Properties, Inc.	2,060

		REITs – Regional Malls – 0.1%
	7	Macerich Co. (The)	382
	15	Simon Property Group, Inc.	2,330

			2,712

		REITs—Storage – 0.1%
	18	Public Storage	3,731

		Road & Rail – 0.5%
	59	CSX Corp.	2,975
	31	Kansas City Southern	3,231
	48	Norfolk Southern Corp.	6,308
	63	Union Pacific Corp.	7,295

			19,809

		Semiconductors & Semiconductor Equipment – 1.0%
	15	Advanced Micro Devices, Inc.(a)	165
	118	ASML Holding NV, (Registered)	21,329
	32	First Solar, Inc.(a)	1,754
	233	Intel Corp.	10,599
	48	Micron Technology, Inc.(a)	2,127
	12	NVIDIA Corp.	2,482

Shares		Description	Value (†)
Common Stocks – continued
		Semiconductors & Semiconductor Equipment – continued
	25	QUALCOMM, Inc.	$1,275
	15	Texas Instruments, Inc.	1,450
	7	Xilinx, Inc.	516

			41,697

		Software – 2.3%
	11	Autodesk, Inc.(a)	1,375
	170	Ellie Mae, Inc.(a)	15,291
	918	Microsoft Corp.	76,359
	153	Oracle Corp.	7,788
	11	Symantec Corp.	358

			101,171

		Specialty Retail – 0.2%
	9	Best Buy Co., Inc.	504
	26	Home Depot, Inc. (The)	4,310
	16	Lowe’s Cos., Inc.	1,279
	9	Tiffany & Co.	843

			6,936

		Technology Hardware, Storage & Peripherals – 0.3%
	50	Apple, Inc.	8,452
	30	NetApp, Inc.	1,333
	8	Seagate Technology PLC	296
	27	Western Digital Corp.	2,410
	39	Xerox Corp.	1,182

			13,673

		Textiles, Apparel & Luxury Goods – 0.7%
	2,951	Cie Financiere Richemont S.A., Sponsored ADR	27,111
	44	Hanesbrands, Inc.	990
	64	NIKE, Inc., Class B	3,519
	9	VF Corp.	627

			32,247

		Trading Companies & Distributors – 0.1%
	53	Fastenal Co.	2,489
	15	W.W. Grainger, Inc.	2,966

			5,455

		Water Utilities – 0.6%
	306	American Water Works Co., Inc.	26,855

		Total Common Stocks (Identified Cost $2,152,482)	2,483,674

Affiliated Mutual Funds – 41.2%
	24,748	Loomis Sayles Inflation Protected Securities Fund, Class N	258,373
	41,516	Loomis Sayles Limited Term Government and Agency Fund, Class N	470,791
	106,379	Mirova Global Green Bond Fund, Class N	1,079,742

		Total Affiliated Mutual Funds (Identified Cost $1,796,772)	1,808,906

Description	Value (†)
Total Investments – 97.7% (Identified Cost $3,949,254)	$4,292,580
Other assets less liabilities – 2.3%	99,082

Net Assets – 100.0%	$4,391,662

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2017, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$259,825	$302	$—	$(1,150)	$258,373	$3,950
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	474,142	1,252	(3)	(2,096)	470,791	6,036
Mirova Global Green Bond Fund, Class N	—	1,065,671	1,315	6	15,380	1,079,742	5,349

	$—	$1,799,638	$2,869	$3	$12,134	$1,808,906	$15,335

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,483,674	$—	$—	$2,483,674
Affiliated Mutual Funds	1,808,906	—	—	1,808,906

Total	$4,292,580	$—	$—	$4,292,580

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

Affiliated Mutual Funds	41.2%
Internet Software & Services	4.8
Chemicals	4.1
Insurance	4.0
Health Care Equipment & Supplies	3.8
IT Services	3.6
Banks	3.3
Electrical Equipment	2.5
Pharmaceuticals	2.5
Software	2.3
Life Sciences Tools & Services	2.0
Other Investments, less than 2% each	23.6

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

Asset Allocation Summary at October 31, 2017 (Unaudited)

Equity	56.5%
Fixed Income	41.2

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares		Description	Value (†)
Common Stocks – 62.8% of Net Assets
		Aerospace & Defense – 0.1%
	73	Arconic, Inc.	$1,834

		Air Freight & Logistics – 0.0%
	9	United Parcel Service, Inc., Class B	1,058

		Auto Components – 1.9%
	418	Delphi Automotive PLC	41,541
	10	Goodyear Tire & Rubber Co. (The)	306
	637	Valeo S.A., Sponsored ADR	21,607

			63,454

		Automobiles – 1.9%
	1,102	Byd Co. Ltd., ADR	19,197
	201	Ford Motor Co.	2,466
	327	Toyota Motor Corp., Sponsored ADR	40,548

			62,211

		Banks – 3.6%
	394	Bank of America Corp.	10,792
	129	Citigroup, Inc.	9,481
	76	Citizens Financial Group, Inc.	2,889
	156	Huntington Bancshares, Inc.	2,153
	1,248	KBC Group NV, Sponsored ADR	51,723
	162	KeyCorp	2,956
	446	People’s United Financial, Inc.	8,322
	155	Signature Bank(a)	20,152
	134	Wells Fargo & Co.	7,523
	86	Zions Bancorporation	3,996

			119,987

		Beverages – 0.5%
	52	Brown-Forman Corp., Class B	2,965
	149	Coca-Cola Co. (The)	6,851
	17	Molson Coors Brewing Co., Class B	1,375
	20	Monster Beverage Corp.(a)	1,159
	46	PepsiCo, Inc.	5,070

			17,420

		Biotechnology – 0.6%
	14	AbbVie, Inc.	1,264
	12	Amgen, Inc.	2,103
	213	Gilead Sciences, Inc.	15,966

			19,333

		Building Products – 1.6%
	687	A.O. Smith Corp.	40,670
	49	Fortune Brands Home & Security, Inc.	3,237
	220	Johnson Controls International PLC	9,106

			53,013

Shares		Description	Value (†)
Common Stocks – continued
		Capital Markets – 1.6%
	8	Affiliated Managers Group, Inc.	$1,492
	11	Ameriprise Financial, Inc.	1,722
	111	Bank of New York Mellon Corp. (The)	5,711
	10	BlackRock, Inc.	4,708
	22	Charles Schwab Corp. (The)	986
	24	CME Group, Inc.	3,292
	85	Franklin Resources, Inc.	3,581
	31	Goldman Sachs Group, Inc. (The)	7,517
	18	Intercontinental Exchange, Inc.	1,190
	28	Invesco Ltd.	1,002
	12	Legg Mason, Inc.	458
	8	Moody’s Corp.	1,139
	18	Nasdaq, Inc.	1,308
	57	Northern Trust Corp.	5,331
	7	S&P Global, Inc.	1,095
	44	State Street Corp.	4,048
	83	T. Rowe Price Group, Inc.	7,711

			52,291

		Chemicals – 4.6%
	12	Air Products & Chemicals, Inc.	1,913
	4	Albemarle Corp.	564
	476	Chr. Hansen Holding AS, Sponsored ADR	20,968
	419	Ecolab, Inc.	54,746
	106	International Flavors & Fragrances, Inc.	15,626
	251	Novozymes AS, Sponsored ADR	13,880
	48	Praxair, Inc.	7,014
	1,901	Symrise AG, Sponsored ADR	37,182

			151,893

		Commercial Services & Supplies – 0.0%
	10	Stericycle, Inc.(a)	708

		Communications Equipment – 0.4%
	314	Cisco Systems, Inc.	10,723
	11	Motorola Solutions, Inc.	996

			11,719

		Construction & Engineering – 0.0%
	33	Fluor Corp.	1,422

		Consumer Finance – 0.2%
	40	American Express Co.	3,821
	34	Navient Corp.	423
	40	Synchrony Financial	1,305

			5,549

		Containers & Packaging – 0.2%
	13	Avery Dennison Corp.	1,380
	78	Ball Corp.	3,349

Shares		Description	Value (†)
Common Stocks – continued
		Containers & Packaging – continued
	44	International Paper Co.	$2,520

			7,249

		Distributors – 0.0%
	10	Genuine Parts Co.	882

		Diversified Consumer Services – 0.0%
	16	H&R Block, Inc.	396

		Diversified Telecommunication Services – 1.2%
	360	AT&T, Inc.	12,114
	1,165	Deutsche Telekom AG, Sponsored ADR	20,893
	154	Verizon Communications, Inc.	7,372

			40,379

		Electric Utilities – 1.2%
	21	Eversource Energy	1,315
	253	NextEra Energy, Inc.	39,233

			40,548

		Electrical Equipment – 2.9%
	176	Acuity Brands, Inc.	29,427
	554	Eaton Corp. PLC	44,331
	815	Vestas Wind Systems AS, Sponsored ADR	23,994

			97,752

		Electronic Equipment, Instruments & Components – 0.0%
	15	TE Connectivity Ltd.	1,364

		Food & Staples Retailing – 0.3%
	52	CVS Health Corp.	3,564
	19	Kroger Co. (The)	393
	79	Sysco Corp.	4,394

			8,351

		Food Products – 0.4%
	13	Campbell Soup Co.	616
	56	Conagra Brands, Inc.	1,913
	26	General Mills, Inc.	1,350
	4	Hershey Co. (The)	425
	5	Hormel Foods Corp.	156
	13	J.M. Smucker Co. (The)	1,379
	34	Kellogg Co.	2,126
	28	Kraft Heinz Co. (The)	2,165
	108	Mondelez International, Inc., Class A	4,474

			14,604

		Health Care Equipment & Supplies – 4.3%
	73	Abbott Laboratories	3,959
	50	Baxter International, Inc.	3,223
	1,420	Coloplast AS, Sponsored ADR	12,482
	9	Cooper Cos., Inc. (The)	2,162

Shares		Description	Value (†)
Common Stocks – continued
		Health Care Equipment & Supplies – continued
	576	Danaher Corp.	$53,148
	15	DENTSPLY SIRONA, Inc.	916
	735	Essilor International S.A., Sponsored ADR	46,599
	1	Hologic, Inc.(a)	38
	248	Medtronic PLC	19,969

			142,496

		Health Care Providers & Services – 0.7%
	7	Aetna, Inc.	1,190
	4	AmerisourceBergen Corp.	308
	21	Anthem, Inc.	4,393
	5	Cardinal Health, Inc.	310
	1	Centene Corp.(a)	94
	15	Cigna Corp.	2,958
	26	DaVita, Inc.(a)	1,579
	6	Envision Healthcare Corp.(a)	256
	39	Express Scripts Holding Co.(a)	2,390
	20	HCA Healthcare, Inc.(a)	1,513
	4	Humana, Inc.	1,021
	2	Laboratory Corp. of America Holdings(a)	307
	12	McKesson Corp.	1,655
	11	Quest Diagnostics, Inc.	1,032
	13	UnitedHealth Group, Inc.	2,733
	2	Universal Health Services, Inc., Class B	205

			21,944

		Home Construction – 0.4%
	305	Geberit AG, ADR	13,521

		Hotels, Restaurants & Leisure – 0.3%
	9	Carnival Corp.	598
	79	Hilton Worldwide Holdings, Inc.	5,710
	18	McDonald’s Corp.	3,004
	20	Starbucks Corp.	1,097
	10	Wyndham Worldwide Corp.	1,068

			11,477

		Household Durables – 0.9%
	8	Lennar Corp., Class A	445
	1,558	Sekisui House Ltd., Sponsored ADR	29,043

			29,488

		Household Products – 0.4%
	8	Church & Dwight Co., Inc.	361
	12	Clorox Co. (The)	1,518
	47	Colgate-Palmolive Co.	3,311
	104	Procter & Gamble Co. (The)	8,980

			14,170

		Independent Power & Renewable Electricity Producers – 0.2%
	78	Ormat Technologies, Inc.	5,064

Shares		Description	Value (†)
Common Stocks – continued
		Independent Power & Renewable Electricity Producers – continued
	126	Pattern Energy Group, Inc.	$2,907

			7,971

		Industrial Conglomerates – 2.0%
	62	3M Co.	14,272
	236	General Electric Co.	4,758
	189	Roper Technologies, Inc.	48,794

			67,824

		Industrial Other – 0.0%
	27	Iron Mountain, Inc.	1,080

		Insurance – 4.5%
	24	Aflac, Inc.	2,013
	1,480	AIA Group Ltd., Sponsored ADR	44,822
	780	Allianz SE, Sponsored ADR	18,252
	9	Allstate Corp. (The)	845
	62	Hartford Financial Services Group, Inc. (The)	3,413
	1,405	Legal & General Group PLC, Sponsored ADR	25,044
	9	Lincoln National Corp.	682
	99	MetLife, Inc.	5,304
	51	Prudential Financial, Inc.	5,634
	698	Prudential PLC, Sponsored ADR	34,223
	74	Torchmark Corp.	6,226
	58	Unum Group	3,018

			149,476

		Internet & Direct Marketing Retail – 1.4%
	38	Amazon.com, Inc.(a)	42,001
	7	Netflix, Inc.(a)	1,375
	1	Priceline Group, Inc. (The)(a)	1,912
	7	TripAdvisor, Inc.(a)	262

			45,550

		Internet Software & Services – 5.6%
	82	Alphabet, Inc., Class A(a)	84,709
	2	Alphabet, Inc., Class C(a)	2,033
	20	eBay, Inc.(a)	753
	311	Facebook, Inc., Class A(a)	55,999
	957	Tencent Holdings Ltd., ADR	43,113

			186,607

		IT Services – 4.1%
	7	Accenture PLC, Class A	997
	30	Cognizant Technology Solutions Corp., Class A	2,270
	17	CSRA, Inc.	544
	39	International Business Machines Corp.	6,008
	285	MasterCard, Inc., Class A	42,399
	21	PayPal Holdings, Inc.(a)	1,524
	749	Visa, Inc., Class A	82,375

Shares		Description	Value (†)
Common Stocks – continued
		IT Services – continued
	52	Western Union Co. (The)	$1,033

			137,150

		Life Sciences Tools & Services – 2.3%
	17	Agilent Technologies, Inc.	1,157
	39	Illumina, Inc.(a)	8,002
	342	Thermo Fisher Scientific, Inc.	66,290

			75,449

		Machinery – 1.0%
	50	Caterpillar, Inc.	6,790
	48	Deere & Co.	6,378
	24	Flowserve Corp.	1,058
	16	Parker Hannifin Corp.	2,922
	205	Watts Water Technologies, Inc., Series A	13,817
	44	Xylem, Inc.	2,927

			33,892

		Media – 0.4%
	14	CBS Corp., Class B	786
	15	Interpublic Group of Cos., Inc. (The)	289
	60	News Corp., Class A	820
	4	Omnicom Group, Inc.	269
	84	Twenty-First Century Fox, Inc., Class A	2,196
	36	Twenty-First Century Fox, Inc., Class B	916
	72	Walt Disney Co. (The)	7,042

			12,318

		Metals & Mining – 0.0%
	18	Newmont Mining Corp.	651

		Multiline Retail – 0.0%
	15	Kohl’s Corp.	627
	7	Target Corp.	413

			1,040

		Personal Products – 0.9%
	10	Estee Lauder Cos., Inc. (The), Class A	1,118
	507	Unilever NV	29,386

			30,504

		Pharmaceuticals – 2.7%
	20	Allergan PLC	3,545
	64	Bristol-Myers Squibb Co.	3,946
	40	Eli Lilly & Co.	3,278
	86	Johnson & Johnson	11,989
	94	Merck & Co., Inc.	5,179
	52	Mylan NV(a)	1,857
	1,041	Novo Nordisk AS, Sponsored ADR	51,831
	235	Pfizer, Inc.	8,239

			89,864

Shares		Description	Value (†)
Common Stocks – continued
		Professional Services – 0.1%
	31	IHS Markit Ltd.(a)	$1,321
	15	Verisk Analytics, Inc.(a)	1,276

			2,597

		Real Estate Management & Development – 0.1%
	53	CBRE Group, Inc., Class A(a)	2,084

		REITs—Apartments – 0.2%
	6	AvalonBay Communities, Inc.	1,088
	40	Equity Residential	2,691
	7	Essex Property Trust, Inc.	1,837
	4	Mid-America Apartment Communities, Inc.	409

			6,025

		REITs—Diversified – 0.5%
	81	Crown Castle International Corp.	8,673
	8	Digital Realty Trust, Inc.	948
	3	Equinix, Inc.	1,391
	19	Vornado Realty Trust	1,422
	90	Weyerhaeuser Co.	3,232

			15,666

		REITs—Health Care – 0.1%
	39	HCP, Inc.	1,008
	31	Ventas, Inc.	1,945

			2,953

		REITs—Office Property – 0.1%
	15	Boston Properties, Inc.	1,818

		REITs—Regional Malls – 0.1%
	1	Macerich Co. (The)	55
	12	Simon Property Group, Inc.	1,864

			1,919

		REITs—Storage – 0.1%
	13	Public Storage	2,694

		Road & Rail – 0.5%
	42	CSX Corp.	2,118
	25	Kansas City Southern	2,606
	39	Norfolk Southern Corp.	5,125
	50	Union Pacific Corp.	5,789

			15,638

		Semiconductors & Semiconductor Equipment – 1.0%
	14	Advanced Micro Devices, Inc.(a)	154
	97	ASML Holding NV, (Registered)	17,533
	24	First Solar, Inc.(a)	1,316
	189	Intel Corp.	8,598
	41	Micron Technology, Inc.(a)	1,817
	9	NVIDIA Corp.	1,861

Shares		Description	Value (†)
Common Stocks – continued
		Semiconductors & Semiconductor Equipment – continued
	18	QUALCOMM, Inc.	$918
	11	Texas Instruments, Inc.	1,063

			33,260

		Software – 2.6%
	8	Autodesk, Inc.(a)	1,000
	151	Ellie Mae, Inc.(a)	13,582
	804	Microsoft Corp.	66,877
	112	Oracle Corp.	5,701
	9	Symantec Corp.	292

			87,452

		Specialty Retail – 0.2%
	8	Best Buy Co., Inc.	448
	20	Home Depot, Inc. (The)	3,316
	12	Lowe’s Cos., Inc.	959
	7	Tiffany & Co.	655

			5,378

		Technology Hardware, Storage & Peripherals – 0.3%
	38	Apple, Inc.	6,423
	27	NetApp, Inc.	1,199
	7	Seagate Technology PLC	259
	21	Western Digital Corp.	1,875
	36	Xerox Corp.	1,091

			10,847

		Textiles, Apparel & Luxury Goods – 0.8%
	2,446	Cie Financiere Richemont S.A., Sponsored ADR	22,471
	16	Hanesbrands, Inc.	360
	51	NIKE, Inc., Class B	2,804
	7	VF Corp.	488

			26,123

		Trading Companies & Distributors – 0.1%
	40	Fastenal Co.	1,879
	12	W.W. Grainger, Inc.	2,372

			4,251

		Water Utilities – 0.7%
	261	American Water Works Co., Inc.	22,905

		Total Common Stocks (Identified Cost $1,806,769)	2,087,499

Affiliated Mutual Funds – 34.5%
	15,663	Loomis Sayles Inflation Protected Securities Fund, Class N	163,517
	25,776	Loomis Sayles Limited Term Government and Agency Fund, Class N	292,301
	67,872	Mirova Global Green Bond Fund, Class N	688,896

		Total Affiliated Mutual Funds (Identified Cost $1,136,996)	1,144,714

Description	Value (†)
Total Investments – 97.3% (Identified Cost $2,943,765)	$3,232,213
Other assets less liabilities – 2.7%	91,159

Net Assets – 100.0%	$3,323,372

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2017, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$164,417	$181	$—	$(719)	$163,517	$2,484
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	294,641	1,034	(3)	(1,303)	292,301	3,729
Mirova Global Green Bond Fund, Class N	—	679,923	770	3	9,740	688,896	3,408

	$—	$1,138,981	$1,985	$—	$7,718	$1,144,714	$9,621

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,087,499	$—	$—	$2,087,499
Affiliated Mutual Funds	1,144,714	—	—	1,144,714

Total	$3,232,213	$—	$—	$3,232,213

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

Affiliated Mutual Funds	34.5%
Internet Software & Services	5.6
Chemicals	4.6
Insurance	4.5
Health Care Equipment & Supplies	4.3
IT Services	4.1
Banks	3.6
Electrical Equipment	2.9
Pharmaceuticals	2.7
Software	2.6
Life Sciences Tools & Services	2.3
Industrial Conglomerates	2.0
Other Investments, less than 2% each	23.6

Total Investments	97.3
Other assets less liabilities	2.7

Net Assets	100.0%

Asset Allocation Summary at October 31, 2017 (Unaudited)

Equity	62.8%
Fixed Income	34.5

Total Investments	97.3
Other assets less liabilities	2.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares		Description	Value (†)
Common Stocks – 71.4% of Net Assets
		Aerospace & Defense – 0.1%
	73	Arconic, Inc.	$1,834

		Air Freight & Logistics – 0.0%
	10	United Parcel Service, Inc., Class B	1,175

		Auto Components – 2.2%
	401	Delphi Automotive PLC	39,851
	10	Goodyear Tire & Rubber Co. (The)	306
	607	Valeo S.A., Sponsored ADR	20,590
			60,747

		Automobiles – 2.1%
	1,050	Byd Co. Ltd., ADR	18,291
	188	Ford Motor Co.	2,307
	310	Toyota Motor Corp., Sponsored ADR	38,440

			59,038

		Banks – 4.1%
	394	Bank of America Corp.	10,792
	129	Citigroup, Inc.	9,481
	73	Citizens Financial Group, Inc.	2,775
	150	Huntington Bancshares, Inc.	2,070
	1,188	KBC Group NV, Sponsored ADR	49,237
	155	KeyCorp	2,829
	445	People’s United Financial, Inc.	8,304
	147	Signature Bank(a)	19,111
	135	Wells Fargo & Co.	7,579
	83	Zions Bancorporation	3,856

			116,034

		Beverages – 0.6%
	50	Brown-Forman Corp., Class B	2,851
	148	Coca-Cola Co. (The)	6,805
	15	Molson Coors Brewing Co., Class B	1,213
	19	Monster Beverage Corp.(a)	1,101
	46	PepsiCo, Inc.	5,070

			17,040

		Biotechnology – 0.7%
	13	AbbVie, Inc.	1,173
	13	Amgen, Inc.	2,278
	203	Gilead Sciences, Inc.	15,217

			18,668

		Building Products – 1.8%
	659	A.O. Smith Corp.	39,012
	47	Fortune Brands Home & Security, Inc.	3,105
	220	Johnson Controls International PLC	9,106

			51,223

Shares		Description	Value (†)
Common Stocks – continued
		Capital Markets – 1.9%
	7	Affiliated Managers Group, Inc.	$1,306
	10	Ameriprise Financial, Inc.	1,565
	110	Bank of New York Mellon Corp. (The)	5,659
	11	BlackRock, Inc.	5,179
	21	Charles Schwab Corp. (The)	942
	24	CME Group, Inc.	3,292
	91	Franklin Resources, Inc.	3,834
	32	Goldman Sachs Group, Inc. (The)	7,759
	14	Intercontinental Exchange, Inc.	925
	35	Invesco Ltd.	1,253
	11	Legg Mason, Inc.	420
	9	Moody’s Corp.	1,282
	17	Nasdaq, Inc.	1,235
	51	Northern Trust Corp.	4,770
	8	S&P Global, Inc.	1,252
	42	State Street Corp.	3,864
	87	T. Rowe Price Group, Inc.	8,082

			52,619

		Chemicals – 5.2%
	14	Air Products & Chemicals, Inc.	2,232
	4	Albemarle Corp.	563
	454	Chr. Hansen Holding AS, Sponsored ADR	19,999
	397	Ecolab, Inc.	51,872
	103	International Flavors & Fragrances, Inc.	15,184
	239	Novozymes AS, Sponsored ADR	13,217
	48	Praxair, Inc.	7,014
	1,810	Symrise AG, Sponsored ADR	35,402

			145,483

		Commercial Services & Supplies – 0.0%
	10	Stericycle, Inc.(a)	708

		Communications Equipment – 0.4%
	309	Cisco Systems, Inc.	10,552
	11	Motorola Solutions, Inc.	996

			11,548

		Construction & Engineering – 0.1%
	31	Fluor Corp.	1,336

		Consumer Finance – 0.2%
	38	American Express Co.	3,630
	32	Navient Corp.	398
	40	Synchrony Financial	1,305

			5,333

		Containers & Packaging – 0.3%
	12	Avery Dennison Corp.	1,274
	71	Ball Corp.	3,048

Shares		Description	Value (†)
Common Stocks – continued
		Containers & Packaging – continued
	50	International Paper Co.	$2,864

			7,186

		Distributors – 0.0%
	9	Genuine Parts Co.	794

		Diversified Consumer Services – 0.0%
	15	H&R Block, Inc.	371

		Diversified Telecommunication Services – 1.4%
	357	AT&T, Inc.	12,013
	1,109	Deutsche Telekom AG, Sponsored ADR	19,889
	152	Verizon Communications, Inc.	7,276

			39,178

		Electric Utilities – 1.4%
	20	Eversource Energy	1,253
	240	NextEra Energy, Inc.	37,217

			38,470

		Electrical Equipment – 3.3%
	167	Acuity Brands, Inc.	27,922
	526	Eaton Corp. PLC	42,091
	776	Vestas Wind Systems AS, Sponsored ADR	22,845

			92,858

		Electronic Equipment, Instruments & Components – 0.0%
	14	TE Connectivity Ltd.	1,274

		Food & Staples Retailing – 0.3%
	50	CVS Health Corp.	3,427
	19	Kroger Co. (The)	393
	75	Sysco Corp.	4,171

			7,991

		Food Products – 0.5%
	12	Campbell Soup Co.	568
	53	Conagra Brands, Inc.	1,810
	24	General Mills, Inc.	1,246
	4	Hershey Co. (The)	425
	16	Hormel Foods Corp.	499
	12	J.M. Smucker Co. (The)	1,273
	32	Kellogg Co.	2,001
	31	Kraft Heinz Co. (The)	2,397
	106	Mondelez International, Inc., Class A	4,392

			14,611

		Health Care Equipment & Supplies – 4.8%
	69	Abbott Laboratories	3,742
	50	Baxter International, Inc.	3,224
	1,352	Coloplast AS, Sponsored ADR	11,884
	9	Cooper Cos., Inc. (The)	2,162

Shares		Description	Value (†)
Common Stocks – continued
		Health Care Equipment & Supplies – continued
	549	Danaher Corp.	$50,656
	15	DENTSPLY SIRONA, Inc.	916
	674	Essilor International S.A., Sponsored ADR	42,732
	1	Hologic, Inc.(a)	38
	241	Medtronic PLC	19,405

			134,759

		Health Care Providers & Services – 0.8%
	8	Aetna, Inc.	1,360
	4	AmerisourceBergen Corp.	308
	23	Anthem, Inc.	4,812
	4	Cardinal Health, Inc.	248
	1	Centene Corp.(a)	94
	16	Cigna Corp.	3,155
	24	DaVita, Inc.(a)	1,458
	6	Envision Healthcare Corp.(a)	256
	34	Express Scripts Holding Co.(a)	2,084
	20	HCA Healthcare, Inc.(a)	1,513
	4	Humana, Inc.	1,021
	2	Laboratory Corp. of America Holdings(a)	307
	12	McKesson Corp.	1,654
	10	Quest Diagnostics, Inc.	938
	13	UnitedHealth Group, Inc.	2,733
	2	Universal Health Services, Inc., Class B	205

			22,146

		Home Construction – 0.5%
	290	Geberit AG, ADR	12,856

		Hotels, Restaurants & Leisure – 0.4%
	9	Carnival Corp.	598
	80	Hilton Worldwide Holdings, Inc.	5,782
	17	McDonald’s Corp.	2,837
	19	Starbucks Corp.	1,042
	10	Wyndham Worldwide Corp.	1,069

			11,328

		Household Durables – 1.0%
	7	Lennar Corp., Class A	390
	1,483	Sekisui House Ltd., Sponsored ADR	27,644

			28,034

		Household Products – 0.5%
	7	Church & Dwight Co., Inc.	316
	11	Clorox Co. (The)	1,392
	50	Colgate-Palmolive Co.	3,522
	102	Procter & Gamble Co. (The)	8,807

			14,037

		Independent Power & Renewable Electricity Producers – 0.3%
	75	Ormat Technologies, Inc.	4,870

Shares		Description	Value (†)
Common Stocks – continued
		Independent Power & Renewable Electricity Producers – continued
	121	Pattern Energy Group, Inc.	$2,791

			7,661

		Industrial Conglomerates – 2.3%
	61	3M Co.	14,042
	236	General Electric Co.	4,758
	179	Roper Technologies, Inc.	46,212

			65,012

		Industrial Other – 0.0%
	25	Iron Mountain, Inc.	1,000

		Insurance – 5.1%
	23	Aflac, Inc.	1,930
	1,408	AIA Group Ltd., Sponsored ADR	42,641
	743	Allianz SE, Sponsored ADR	17,387
	4	Allstate Corp. (The)	375
	58	Hartford Financial Services Group, Inc. (The)	3,193
	1,338	Legal & General Group PLC, Sponsored ADR	23,850
	9	Lincoln National Corp.	682
	98	MetLife, Inc.	5,251
	50	Prudential Financial, Inc.	5,523
	665	Prudential PLC, Sponsored ADR	32,605
	78	Torchmark Corp.	6,562
	54	Unum Group	2,810

			142,809

		Internet & Direct Marketing Retail – 1.5%
	36	Amazon.com, Inc.(a)	39,790
	7	Netflix, Inc.(a)	1,375
	1	Priceline Group, Inc. (The)(a)	1,912
	7	TripAdvisor, Inc.(a)	263

			43,340

		Internet Software & Services – 6.2%
	77	Alphabet, Inc., Class A(a)	79,544
	2	Alphabet, Inc., Class C(a)	2,033
	19	eBay, Inc.(a)	715
	295	Facebook, Inc., Class A(a)	53,118
	865	Tencent Holdings Ltd., ADR	38,968

			174,378

		IT Services – 4.7%
	8	Accenture PLC, Class A	1,139
	28	Cognizant Technology Solutions Corp., Class A	2,119
	16	CSRA, Inc.	512
	40	International Business Machines Corp.	6,162
	272	MasterCard, Inc., Class A	40,466
	20	PayPal Holdings, Inc.(a)	1,451
	713	Visa, Inc., Class A	78,416

Shares		Description	Value (†)
Common Stocks – continued
		IT Services – continued
	48	Western Union Co. (The)	$953

			131,218

		Life Sciences Tools & Services – 2.6%
	17	Agilent Technologies, Inc.	1,156
	37	Illumina, Inc.(a)	7,592
	325	Thermo Fisher Scientific, Inc.	62,995

			71,743

		Machinery – 1.2%
	52	Caterpillar, Inc.	7,062
	50	Deere & Co.	6,644
	19	Flowserve Corp.	837
	15	Parker Hannifin Corp.	2,739
	195	Watts Water Technologies, Inc., Series A	13,143
	42	Xylem, Inc.	2,794

			33,219

		Media – 0.4%
	13	CBS Corp., Class B	730
	14	Interpublic Group of Cos., Inc. (The)	269
	69	News Corp., Class A	942
	4	Omnicom Group, Inc.	269
	29	Twenty-First Century Fox, Inc., Class B	738
	77	Twenty-First Century Fox, Inc., Class A	2,014
	70	Walt Disney Co. (The)	6,847

			11,809

		Metals & Mining – 0.0%
	16	Newmont Mining Corp.	579

		Multiline Retail – 0.0%
	14	Kohl’s Corp.	585
	6	Target Corp.	354

			939

		Personal Products – 1.0%
	11	Estee Lauder Cos., Inc. (The), Class A	1,230
	483	Unilever NV	27,995

			29,225

		Pharmaceuticals – 3.1%
	20	Allergan PLC	3,544
	61	Bristol-Myers Squibb Co.	3,761
	38	Eli Lilly & Co.	3,114
	86	Johnson & Johnson	11,989
	96	Merck & Co., Inc.	5,289
	58	Mylan NV(a)	2,071
	1,000	Novo Nordisk AS, Sponsored ADR	49,790
	230	Pfizer, Inc.	8,064

			87,622

Shares		Description	Value (†)
Common Stocks – continued
		Professional Services – 0.1%
	31	IHS Markit Ltd.(a)	$1,321
	14	Verisk Analytics, Inc.(a)	1,191

			2,512

		Real Estate Management & Development – 0.1%
	50	CBRE Group, Inc., Class A(a)	1,966

		REITs—Apartments – 0.2%
	5	AvalonBay Communities, Inc.	907
	37	Equity Residential	2,488
	7	Essex Property Trust, Inc.	1,837
	3	Mid-America Apartment Communities, Inc.	307

			5,539

		REITs—Diversified – 0.5%
	80	Crown Castle International Corp.	8,566
	9	Digital Realty Trust, Inc.	1,066
	3	Equinix, Inc.	1,390
	17	Vornado Realty Trust	1,273
	79	Weyerhaeuser Co.	2,837

			15,132

		REITs—Health Care – 0.1%
	36	HCP, Inc.	930
	29	Ventas, Inc.	1,820

			2,750

		REITs—Office Property – 0.1%
	14	Boston Properties, Inc.	1,696

		REITs—Regional Malls – 0.1%
	6	Macerich Co. (The)	328
	13	Simon Property Group, Inc.	2,019

			2,347

		REITs—Storage – 0.1%
	13	Public Storage	2,694

		Road & Rail – 0.5%
	47	CSX Corp.	2,370
	24	Kansas City Southern	2,502
	36	Norfolk Southern Corp.	4,731
	47	Union Pacific Corp.	5,442

			15,045

		Semiconductors & Semiconductor Equipment – 1.2%
	14	Advanced Micro Devices, Inc.(a)	154
	93	ASML Holding NV, (Registered)	16,810
	28	First Solar, Inc.(a)	1,535
	178	Intel Corp.	8,097
	38	Micron Technology, Inc.(a)	1,684
	10	NVIDIA Corp.	2,068

Shares		Description	Value (†)
Common Stocks – continued
		Semiconductors & Semiconductor Equipment – continued
	17	QUALCOMM, Inc.	$867
	11	Texas Instruments, Inc.	1,063

			32,278

		Software – 3.0%
	8	Autodesk, Inc.(a)	1,000
	143	Ellie Mae, Inc.(a)	12,863
	770	Microsoft Corp.	64,049
	118	Oracle Corp.	6,006
	9	Symantec Corp.	292

			84,210

		Specialty Retail – 0.2%
	8	Best Buy Co., Inc.	448
	19	Home Depot, Inc. (The)	3,150
	11	Lowe’s Cos., Inc.	879
	7	Tiffany & Co.	655

			5,132

		Technology Hardware, Storage & Peripherals – 0.4%
	37	Apple, Inc.	6,254
	21	NetApp, Inc.	933
	7	Seagate Technology PLC	259
	20	Western Digital Corp.	1,785
	35	Xerox Corp.	1,061

			10,292

		Textiles, Apparel & Luxury Goods – 0.9%
	2,330	Cie Financiere Richemont S.A., Sponsored ADR	21,406
	16	Hanesbrands, Inc.	360
	47	NIKE, Inc., Class B	2,584
	7	VF Corp.	488

			24,838

		Trading Companies & Distributors – 0.1%
	38	Fastenal Co.	1,785
	11	W.W. Grainger, Inc.	2,175

			3,960

		Water Utilities – 0.8%
	249	American Water Works Co., Inc.	21,852

		Total Common Stocks (Identified Cost $1,732,644)	2,001,476

Affiliated Mutual Funds – 25.7%
	13,254	Loomis Sayles Inflation Protected Securities Fund, Class N	138,376
	14,544	Loomis Sayles Limited Term Government and Agency Fund, Class N	164,925
	41,037	Mirova Global Green Bond Fund, Class N	416,530

		Total Affiliated Mutual Funds (Identified Cost $715,310)	719,831

Description	Value (†)
Total Investments – 97.1% (Identified Cost $2,447,954)	$2,721,307
Other assets less liabilities – 2.9%	82,276

Net Assets – 100.0%	$2,803,583

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the fund for the period ended October 31, 2017, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$139,131	$158	$—	$(597)	$138,376	$2,086
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	166,377	714	(2)	(736)	164,925	2,089
Mirova Global Green Bond Fund, Class N	—	411,154	480	2	5,854	416,530	2,054

	$—	$716,662	$1,352	$—	$4,521	$719,831	$6,229

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,001,476	$—	$—	$2,001,476
Affiliated Mutual Funds	719,831	—	—	719,831

Total	$2,721,307	$—	$—	$2,721,307

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

Affiliated Mutual Funds	25.7%
Internet Software & Services	6.2
Chemicals	5.2
Insurance	5.1
Health Care Equipment & Supplies	4.8
IT Services	4.7
Banks	4.1
Electrical Equipment	3.3
Pharmaceuticals	3.1
Software	3.0
Life Sciences Tools & Services	2.6
Industrial Conglomerates	2.3
Auto Components	2.2
Automobiles	2.1
Other Investments, less than 2% each	22.7

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

Asset Allocation Summary at October 31, 2017 (Unaudited)

Equity	71.4%
Fixed Income	25.7

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares		Description	Value (†)
Common Stocks – 78.8% of Net Assets
		Aerospace & Defense – 0.1%
	86	Arconic, Inc.	$2,160

		Air Freight & Logistics – 0.0%
	11	United Parcel Service, Inc., Class B	1,293

		Auto Components – 2.3%
	430	Delphi Automotive PLC	42,734
	10	Goodyear Tire & Rubber Co. (The)	306
	683	Valeo S.A., Sponsored ADR	23,167

			66,207

		Automobiles – 2.3%
	1,181	Byd Co. Ltd., ADR	20,573
	201	Ford Motor Co.	2,466
	333	Toyota Motor Corp., Sponsored ADR	41,292

			64,331

		Banks – 4.6%
	450	Bank of America Corp.	12,325
	152	Citigroup, Inc.	11,172
	83	Citizens Financial Group, Inc.	3,155
	170	Huntington Bancshares, Inc.	2,346
	1,287	KBC Group NV, Sponsored ADR	53,340
	176	KeyCorp	3,212
	532	People’s United Financial, Inc.	9,927
	162	Signature Bank(a)	21,062
	158	Wells Fargo & Co.	8,870
	94	Zions Bancorporation	4,367

			129,776

		Beverages – 0.7%
	66	Brown-Forman Corp., Class B	3,763
	183	Coca-Cola Co. (The)	8,414
	17	Molson Coors Brewing Co., Class B	1,375
	22	Monster Beverage Corp.(a)	1,275
	55	PepsiCo, Inc.	6,063

			20,890

		Biotechnology – 0.8%
	18	AbbVie, Inc.	1,624
	17	Amgen, Inc.	2,979
	232	Gilead Sciences, Inc.	17,391

			21,994

		Building Products – 2.0%
	707	A.O. Smith Corp.	41,854
	53	Fortune Brands Home & Security, Inc.	3,501
	269	Johnson Controls International PLC	11,134

			56,489

Shares		Description	Value (†)
Common Stocks – continued
		Capital Markets – 2.1%
	8	Affiliated Managers Group, Inc.	$1,492
	11	Ameriprise Financial, Inc.	1,722
	142	Bank of New York Mellon Corp. (The)	7,306
	13	BlackRock, Inc.	6,121
	29	Charles Schwab Corp. (The)	1,300
	24	CME Group, Inc.	3,292
	104	Franklin Resources, Inc.	4,381
	37	Goldman Sachs Group, Inc. (The)	8,972
	16	Intercontinental Exchange, Inc.	1,058
	47	Invesco Ltd.	1,682
	13	Legg Mason, Inc.	496
	8	Moody’s Corp.	1,139
	18	Nasdaq, Inc.	1,308
	55	Northern Trust Corp.	5,144
	9	S&P Global, Inc.	1,408
	45	State Street Corp.	4,140
	93	T. Rowe Price Group, Inc.	8,640

			59,601

		Chemicals – 5.7%
	15	Air Products & Chemicals, Inc.	2,391
	5	Albemarle Corp.	704
	510	Chr. Hansen Holding AS, Sponsored ADR	22,466
	439	Ecolab, Inc.	57,360
	113	International Flavors & Fragrances, Inc.	16,658
	269	Novozymes AS, Sponsored ADR	14,876
	57	Praxair, Inc.	8,329
	2,037	Symrise AG, Sponsored ADR	39,842

			162,626

		Commercial Services & Supplies – 0.0%
	10	Stericycle, Inc.(a)	708

		Communications Equipment – 0.5%
	358	Cisco Systems, Inc.	12,226
	12	Motorola Solutions, Inc.	1,086

			13,312

		Construction & Engineering – 0.1%
	33	Fluor Corp.	1,422

		Consumer Finance – 0.2%
	40	American Express Co.	3,821
	34	Navient Corp.	423
	64	Synchrony Financial	2,088

			6,332

		Containers & Packaging – 0.3%
	13	Avery Dennison Corp.	1,380
	86	Ball Corp.	3,692

Shares		Description	Value (†)
Common Stocks – continued
		Containers & Packaging – continued
	53	International Paper Co.	$3,035

			8,107

		Distributors – 0.0%
	10	Genuine Parts Co.	882

		Diversified Consumer Services – 0.0%
	16	H&R Block, Inc.	396

		Diversified Telecommunication Services – 1.6%
	419	AT&T, Inc.	14,099
	1,248	Deutsche Telekom AG, Sponsored ADR	22,382
	178	Verizon Communications, Inc.	8,521

			45,002

		Electric Utilities – 1.5%
	23	Eversource Energy	1,441
	265	NextEra Energy, Inc.	41,093

			42,534

		Electrical Equipment – 3.7%
	184	Acuity Brands, Inc.	30,765
	588	Eaton Corp. PLC	47,052
	873	Vestas Wind Systems AS, Sponsored ADR	25,701

			103,518

		Electronic Equipment, Instruments & Components – 0.1%
	16	TE Connectivity Ltd.	1,456

		Food & Staples Retailing – 0.3%
	63	CVS Health Corp.	4,317
	22	Kroger Co. (The)	456
	82	Sysco Corp.	4,561

			9,334

		Food Products – 0.6%
	13	Campbell Soup Co.	616
	56	Conagra Brands, Inc.	1,913
	26	General Mills, Inc.	1,350
	4	Hershey Co. (The)	425
	17	Hormel Foods Corp.	530
	13	J.M. Smucker Co. (The)	1,378
	36	Kellogg Co.	2,251
	34	Kraft Heinz Co. (The)	2,629
	133	Mondelez International, Inc., Class A	5,510

			16,602

		Health Care Equipment & Supplies – 5.3%
	75	Abbott Laboratories	4,067
	67	Baxter International, Inc.	4,319
	1,521	Coloplast AS, Sponsored ADR	13,370
	9	Cooper Cos., Inc. (The)	2,162

Shares		Description	Value (†)
Common Stocks – continued
		Health Care Equipment & Supplies – continued
	603	Danaher Corp.	$55,639
	18	DENTSPLY SIRONA, Inc.	1,099
	759	Essilor International S.A., Sponsored ADR	48,121
	9	Hologic, Inc.(a)	341
	273	Medtronic PLC	21,982

			151,100

		Health Care Providers & Services – 0.9%
	9	Aetna, Inc.	1,530
	4	AmerisourceBergen Corp.	308
	23	Anthem, Inc.	4,812
	5	Cardinal Health, Inc.	309
	7	Centene Corp.(a)	656
	21	Cigna Corp.	4,142
	26	DaVita, Inc.(a)	1,579
	7	Envision Healthcare Corp.(a)	298
	40	Express Scripts Holding Co.(a)	2,452
	21	HCA Healthcare, Inc.(a)	1,589
	5	Humana, Inc.	1,277
	2	Laboratory Corp. of America Holdings(a)	307
	13	McKesson Corp.	1,792
	11	Quest Diagnostics, Inc.	1,031
	14	UnitedHealth Group, Inc.	2,943
	8	Universal Health Services, Inc., Class B	822

			25,847

		Home Construction – 0.5%
	326	Geberit AG, ADR	14,452

		Hotels, Restaurants & Leisure – 0.4%
	9	Carnival Corp.	598
	94	Hilton Worldwide Holdings, Inc.	6,794
	19	McDonald’s Corp.	3,171
	22	Starbucks Corp.	1,207
	6	Wyndham Worldwide Corp.	641

			12,411

		Household Durables – 1.1%
	8	Lennar Corp., Class A	445
	1,669	Sekisui House Ltd., Sponsored ADR	31,112

			31,557

		Household Products – 0.6%
	8	Church & Dwight Co., Inc.	361
	12	Clorox Co. (The)	1,518
	55	Colgate-Palmolive Co.	3,875
	119	Procter & Gamble Co. (The)	10,275

			16,029

		Independent Power & Renewable Electricity Producers – 0.3%
	85	Ormat Technologies, Inc.	5,519

Shares		Description	Value (†)
Common Stocks – continued
		Independent Power & Renewable Electricity Producers – continued
	138	Pattern Energy Group, Inc.	$3,184

			8,703

		Industrial Conglomerates – 2.6%
	71	3M Co.	16,343
	292	General Electric Co.	5,887
	198	Roper Technologies, Inc.	51,118

			73,348

		Industrial Other – 0.0%
	27	Iron Mountain, Inc.	1,080

		Insurance – 5.6%
	26	Aflac, Inc.	2,181
	1,525	AIA Group Ltd., Sponsored ADR	46,185
	835	Allianz SE, Sponsored ADR	19,539
	4	Allstate Corp. (The)	375
	68	Hartford Financial Services Group, Inc. (The)	3,743
	1,505	Legal & General Group PLC, Sponsored ADR	26,827
	11	Lincoln National Corp.	834
	115	MetLife, Inc.	6,162
	59	Prudential Financial, Inc.	6,517
	748	Prudential PLC, Sponsored ADR	36,675
	83	Torchmark Corp.	6,983
	58	Unum Group	3,018

			159,039

		Internet & Direct Marketing Retail – 1.7%
	40	Amazon.com, Inc.(a)	44,211
	8	Netflix, Inc.(a)	1,571
	1	Priceline Group, Inc. (The)(a)	1,912
	7	TripAdvisor, Inc.(a)	263

			47,957

		Internet Software & Services – 6.8%
	84	Alphabet, Inc., Class A(a)	86,775
	2	Alphabet, Inc., Class C(a)	2,033
	20	eBay, Inc.(a)	753
	326	Facebook, Inc., Class A(a)	58,700
	974	Tencent Holdings Ltd., ADR	43,879

			192,140

		IT Services – 5.1%
	7	Accenture PLC, Class A	996
	32	Cognizant Technology Solutions Corp., Class A	2,421
	17	CSRA, Inc.	544
	44	International Business Machines Corp.	6,779
	306	MasterCard, Inc., Class A	45,524
	23	PayPal Holdings, Inc.(a)	1,669
	784	Visa, Inc., Class A	86,224

Shares		Description	Value (†)
Common Stocks – continued
		IT Services – continued
	52	Western Union Co. (The)	$1,033

			145,190

		Life Sciences Tools & Services – 2.8%
	19	Agilent Technologies, Inc.	1,293
	42	Illumina, Inc.(a)	8,618
	353	Thermo Fisher Scientific, Inc.	68,422

			78,333

		Machinery – 1.3%
	61	Caterpillar, Inc.	8,284
	55	Deere & Co.	7,308
	26	Flowserve Corp.	1,146
	16	Parker Hannifin Corp.	2,922
	215	Watts Water Technologies, Inc., Series A	14,491
	48	Xylem, Inc.	3,193

			37,344

		Media – 0.5%
	14	CBS Corp., Class B	786
	15	Interpublic Group of Cos., Inc. (The)	289
	96	News Corp., Class A	1,311
	4	Omnicom Group, Inc.	269
	109	Twenty-First Century Fox, Inc., Class A	2,850
	39	Twenty-First Century Fox, Inc., Class B	992
	85	Walt Disney Co. (The)	8,314

			14,811

		Metals & Mining – 0.0%
	16	Newmont Mining Corp.	579

		Multiline Retail – 0.0%
	15	Kohl’s Corp.	627
	7	Target Corp.	413

			1,040

		Personal Products – 1.1%
	10	Estee Lauder Cos., Inc. (The), Class A	1,118
	543	Unilever NV	31,472

			32,590

		Pharmaceuticals – 3.5%
	25	Allergan PLC	4,431
	67	Bristol-Myers Squibb Co.	4,131
	42	Eli Lilly & Co.	3,441
	102	Johnson & Johnson	14,220
	107	Merck & Co., Inc.	5,895
	62	Mylan NV(a)	2,214
	1,078	Novo Nordisk AS, Sponsored ADR	53,673
	281	Pfizer, Inc.	9,852

			97,857

Shares		Description	Value (†)
Common Stocks – continued
		Professional Services – 0.1%
	36	IHS Markit Ltd.(a)	$1,534
	16	Verisk Analytics, Inc.(a)	1,361

			2,895

		Real Estate Management & Development – 0.1%
	61	CBRE Group, Inc., Class A(a)	2,398

		REITs—Apartments – 0.2%
	7	AvalonBay Communities, Inc.	1,269
	44	Equity Residential	2,960
	8	Essex Property Trust, Inc.	2,100
	4	Mid-America Apartment Communities, Inc.	409

			6,738

		REITs—Diversified – 0.6%
	94	Crown Castle International Corp.	10,065
	8	Digital Realty Trust, Inc.	948
	3	Equinix, Inc.	1,390
	19	Vornado Realty Trust	1,422
	93	Weyerhaeuser Co.	3,340

			17,165

		REITs—Health Care – 0.1%
	39	HCP, Inc.	1,008
	31	Ventas, Inc.	1,945

			2,953

		REITs—Office Property – 0.1%
	14	Boston Properties, Inc.	1,696

		REITs—Regional Malls – 0.1%
	7	Macerich Co. (The)	382
	12	Simon Property Group, Inc.	1,864

			2,246

		REITs—Storage – 0.1%
	14	Public Storage	2,901

		Road & Rail – 0.6%
	50	CSX Corp.	2,521
	26	Kansas City Southern	2,710
	40	Norfolk Southern Corp.	5,257
	52	Union Pacific Corp.	6,021

			16,509

		Semiconductors & Semiconductor Equipment – 1.3%
	15	Advanced Micro Devices, Inc.(a)	165
	104	ASML Holding NV, (Registered)	18,798
	31	First Solar, Inc.(a)	1,700
	196	Intel Corp.	8,916
	41	Micron Technology, Inc.(a)	1,817
	9	NVIDIA Corp.	1,861

Shares		Description	Value (†)
Common Stocks – continued
		Semiconductors & Semiconductor Equipment – continued
	20	QUALCOMM, Inc.	$1,020
	12	Texas Instruments, Inc.	1,160
	6	Xilinx, Inc.	442

			35,879

		Software – 3.2%
	9	Autodesk, Inc.(a)	1,125
	158	Ellie Mae, Inc.(a)	14,212
	841	Microsoft Corp.	69,954
	129	Oracle Corp.	6,566
	9	Symantec Corp.	293

			92,150

		Specialty Retail – 0.2%
	8	Best Buy Co., Inc.	448
	21	Home Depot, Inc. (The)	3,482
	13	Lowe’s Cos., Inc.	1,039
	7	Tiffany & Co.	655

			5,624

		Technology Hardware, Storage & Peripherals – 0.4%
	42	Apple, Inc.	7,099
	29	NetApp, Inc.	1,288
	8	Seagate Technology PLC	296
	22	Western Digital Corp.	1,964
	38	Xerox Corp.	1,152

			11,799

		Textiles, Apparel & Luxury Goods – 1.0%
	2,621	Cie Financiere Richemont S.A., Sponsored ADR	24,079
	38	Hanesbrands, Inc.	855
	53	NIKE, Inc., Class B	2,914
	7	VF Corp.	488

			28,336

		Trading Companies & Distributors – 0.2%
	43	Fastenal Co.	2,020
	12	W.W. Grainger, Inc.	2,372

			4,392

		Water Utilities – 0.9%
	281	American Water Works Co., Inc.	24,661

		Total Common Stocks (Identified Cost $1,935,285)	2,234,721

Affiliated Mutual Funds – 17.8%
	10,725	Loomis Sayles Inflation Protected Securities Fund, Class N	111,972
	9,853	Loomis Sayles Limited Term Government and Agency Fund, Class N	111,733
	27,678	Mirova Global Green Bond Fund, Class N	280,932

		Total Affiliated Mutual Funds (Identified Cost $501,698)	504,637

Description	Value (†)
Total Investments – 96.6% (Identified Cost $2,436,983)	$2,739,358
Other assets less liabilities – 3.4%	95,095

Net Assets – 100.0%	$2,834,453

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2017, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$112,584	$133	$—	$(478)	$111,972	$1,678
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	112,726	496	(1)	(496)	111,733	1,399
Mirova Global Green Bond Fund, Class N	—	277,355	338	1	3,913	280,932	1,381

	$—	$502,665	$967	$—	$2,939	$504,637	$4,458

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,234,721	$—	$—	$2,234,721
Affiliated Mutual Funds	504,637	—	—	504,637

Total	$2,739,358	$—	$—	$2,739,358

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

Affiliated Mutual Funds	17.8%
Internet Software & Services	6.8
Chemicals	5.7
Insurance	5.6
Health Care Equipment & Supplies	5.3
IT Services	5.1
Banks	4.6
Electrical Equipment	3.7
Pharmaceuticals	3.5
Software	3.2
Life Sciences Tools & Services	2.8
Industrial Conglomerates	2.6
Auto Components	2.3
Automobiles	2.3
Capital Markets	2.1
Building Products	2.0
Other Investments, less than 2% each	21.2

Total Investments	96.6
Other assets less liabilities	3.4

Net Assets	100.0%

Asset Allocation Summary at October 31, 2017 (Unaudited)

Equity	78.8%
Fixed Income	17.8

Total Investments	96.6
Other assets less liabilities	3.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares		Description	Value (†)
Common Stocks – 84.7% of Net Assets
		Aerospace & Defense – 0.1%
	93	Arconic, Inc.	$2,336

		Air Freight & Logistics – 0.0%
	11	United Parcel Service, Inc., Class B	1,293

		Auto Components – 2.5%
	462	Delphi Automotive PLC	45,914
	12	Goodyear Tire & Rubber Co. (The)	367
	734	Valeo S.A., Sponsored ADR	24,897

			71,178

		Automobiles – 2.4%
	1,268	Byd Co. Ltd., ADR	22,088
	228	Ford Motor Co.	2,798
	358	Toyota Motor Corp., Sponsored ADR	44,392

			69,278

		Banks – 4.9%
	510	Bank of America Corp.	13,969
	172	Citigroup, Inc.	12,642
	93	Citizens Financial Group, Inc.	3,535
	190	Huntington Bancshares, Inc.	2,622
	1,382	KBC Group NV, Sponsored ADR	57,277
	196	KeyCorp	3,577
	550	People’s United Financial, Inc.	10,263
	174	Signature Bank(a)	22,621
	171	Wells Fargo & Co.	9,600
	104	Zions Bancorporation	4,832

			140,938

		Beverages – 0.8%
	74	Brown-Forman Corp., Class B	4,220
	189	Coca-Cola Co. (The)	8,690
	19	Molson Coors Brewing Co., Class B	1,537
	24	Monster Beverage Corp.(a)	1,390
	62	PepsiCo, Inc.	6,834

			22,671

		Biotechnology – 0.8%
	18	AbbVie, Inc.	1,625
	15	Amgen, Inc.	2,628
	247	Gilead Sciences, Inc.	18,515

			22,768

		Building Products – 2.1%
	760	A.O. Smith Corp.	44,992
	59	Fortune Brands Home & Security, Inc.	3,898
	280	Johnson Controls International PLC	11,589

			60,479

Shares		Description	Value (†)
Common Stocks – continued
		Capital Markets – 2.3%
	9	Affiliated Managers Group, Inc.	$1,679
	12	Ameriprise Financial, Inc.	1,878
	140	Bank of New York Mellon Corp. (The)	7,203
	14	BlackRock, Inc.	6,592
	29	Charles Schwab Corp. (The)	1,300
	28	CME Group, Inc.	3,841
	114	Franklin Resources, Inc.	4,803
	42	Goldman Sachs Group, Inc. (The)	10,184
	18	Intercontinental Exchange, Inc.	1,190
	48	Invesco Ltd.	1,718
	11	Legg Mason, Inc.	420
	10	Moody’s Corp.	1,424
	21	Nasdaq, Inc.	1,526
	64	Northern Trust Corp.	5,985
	9	S&P Global, Inc.	1,408
	53	State Street Corp.	4,876
	106	T. Rowe Price Group, Inc.	9,847

			65,874

		Chemicals – 6.2%
	16	Air Products & Chemicals, Inc.	2,551
	5	Albemarle Corp.	705
	548	Chr. Hansen Holding AS, Sponsored ADR	24,139
	474	Ecolab, Inc.	61,933
	123	International Flavors & Fragrances, Inc.	18,133
	288	Novozymes AS, Sponsored ADR	15,926
	65	Praxair, Inc.	9,498
	2,188	Symrise AG, Sponsored ADR	42,795

			175,680

		Commercial Services & Supplies – 0.0%
	12	Stericycle, Inc.(a)	850

		Communications Equipment – 0.5%
	391	Cisco Systems, Inc.	13,353
	15	Motorola Solutions, Inc.	1,358

			14,711

		Construction & Engineering – 0.1%
	37	Fluor Corp.	1,594

		Consumer Finance – 0.2%
	46	American Express Co.	4,394
	38	Navient Corp.	473
	51	Synchrony Financial	1,664

			6,531

		Containers & Packaging – 0.3%
	15	Avery Dennison Corp.	1,592
	92	Ball Corp.	3,950

Shares		Description	Value (†)
Common Stocks – continued
		Containers & Packaging – continued
	60	International Paper Co.	$3,436

			8,978

		Distributors – 0.0%
	11	Genuine Parts Co.	971

		Diversified Consumer Services – 0.0%
	18	H&R Block, Inc.	445

		Diversified Telecommunication Services – 1.7%
	455	AT&T, Inc.	15,311
	1,340	Deutsche Telekom AG, Sponsored ADR	24,031
	201	Verizon Communications, Inc.	9,622

			48,964

		Electric Utilities – 1.6%
	25	Eversource Energy	1,566
	285	NextEra Energy, Inc.	44,195

			45,761

		Electrical Equipment – 3.9%
	198	Acuity Brands, Inc.	33,105
	632	Eaton Corp. PLC	50,573
	938	Vestas Wind Systems AS, Sponsored ADR	27,615

			111,293

		Electronic Equipment, Instruments & Components – 0.1%
	19	TE Connectivity Ltd.	1,728
		Food & Staples Retailing – 0.4%
	63	CVS Health Corp.	4,317
	24	Kroger Co. (The)	497
	93	Sysco Corp.	5,173

			9,987

		Food Products – 0.6%
	15	Campbell Soup Co.	711
	64	Conagra Brands, Inc.	2,186
	30	General Mills, Inc.	1,558
	5	Hershey Co. (The)	531
	20	Hormel Foods Corp.	623
	15	J.M. Smucker Co. (The)	1,591
	41	Kellogg Co.	2,564
	38	Kraft Heinz Co. (The)	2,938
	136	Mondelez International, Inc., Class A	5,634

			18,336

		Health Care Equipment & Supplies – 5.7%
	87	Abbott Laboratories	4,718
	64	Baxter International, Inc.	4,126
	1,634	Coloplast AS, Sponsored ADR	14,363
	11	Cooper Cos., Inc. (The)	2,643

Shares		Description	Value (†)
Common Stocks – continued
		Health Care Equipment & Supplies – continued
	642	Danaher Corp.	$59,237
	19	DENTSPLY SIRONA, Inc.	1,160
	815	Essilor International S.A., Sponsored ADR	51,671
	11	Hologic, Inc.(a)	417
	290	Medtronic PLC	23,351

			161,686

		Health Care Providers & Services – 1.0%
	9	Aetna, Inc.	1,530
	5	AmerisourceBergen Corp.	385
	26	Anthem, Inc.	5,440
	5	Cardinal Health, Inc.	310
	8	Centene Corp.(a)	749
	19	Cigna Corp.	3,747
	29	DaVita, Inc.(a)	1,761
	7	Envision Healthcare Corp.(a)	298
	43	Express Scripts Holding Co.(a)	2,636
	26	HCA Healthcare, Inc.(a)	1,967
	5	Humana, Inc.	1,277
	2	Laboratory Corp. of America Holdings(a)	307
	14	McKesson Corp.	1,930
	12	Quest Diagnostics, Inc.	1,125
	16	UnitedHealth Group, Inc.	3,364
	3	Universal Health Services, Inc., Class B	308

			27,134

		Home Construction – 0.5%
	350	Geberit AG, ADR	15,516

		Hotels, Restaurants & Leisure – 0.5%
	11	Carnival Corp.	731
	101	Hilton Worldwide Holdings, Inc.	7,300
	21	McDonald’s Corp.	3,505
	26	Starbucks Corp.	1,426
	13	Wyndham Worldwide Corp.	1,389

			14,351

		Household Durables – 1.2%
	9	Lennar Corp., Class A	501
	1,793	Sekisui House Ltd., Sponsored ADR	33,423

			33,924

		Household Products – 0.6%
	9	Church & Dwight Co., Inc.	407
	13	Clorox Co. (The)	1,645
	63	Colgate-Palmolive Co.	4,438
	135	Procter & Gamble Co. (The)	11,656

			18,146

		Independent Power & Renewable Electricity Producers – 0.3%
	95	Ormat Technologies, Inc.	6,168

Shares		Description	Value (†)
Common Stocks – continued
		Independent Power & Renewable Electricity Producers – continued
	154	Pattern Energy Group, Inc.	$3,553

			9,721

		Industrial Conglomerates – 2.8%
	77	3M Co.	17,725
	301	General Electric Co.	6,068
	212	Roper Technologies, Inc.	54,732

			78,525

		Industrial Other – 0.0%
	31	Iron Mountain, Inc.	1,240

		Insurance – 6.1%
	29	Aflac, Inc.	2,433
	1,638	AIA Group Ltd., Sponsored ADR	49,607
	897	Allianz SE, Sponsored ADR	20,990
	11	Allstate Corp. (The)	1,032
	74	Hartford Financial Services Group, Inc. (The)	4,074
	1,616	Legal & General Group PLC, Sponsored ADR	28,805
	11	Lincoln National Corp.	834
	130	MetLife, Inc.	6,965
	68	Prudential Financial, Inc.	7,511
	803	Prudential PLC, Sponsored ADR	39,371
	95	Torchmark Corp.	7,992
	65	Unum Group	3,383

			172,997

		Internet & Direct Marketing Retail – 1.8%
	44	Amazon.com, Inc.(a)	48,632
	8	Netflix, Inc.(a)	1,572
	1	Priceline Group, Inc. (The)(a)	1,912
	8	TripAdvisor, Inc.(a)	300

			52,416

		Internet Software & Services – 7.3%
	91	Alphabet, Inc., Class A(a)	94,007
	2	Alphabet, Inc., Class C(a)	2,033
	23	eBay, Inc.(a)	866
	351	Facebook, Inc., Class A(a)	63,201
	1,046	Tencent Holdings Ltd., ADR	47,122

			207,229

		IT Services – 5.5%
	8	Accenture PLC, Class A	1,139
	37	Cognizant Technology Solutions Corp., Class A	2,800
	20	CSRA, Inc.	640
	50	International Business Machines Corp.	7,703
	331	MasterCard, Inc., Class A	49,243
	25	PayPal Holdings, Inc.(a)	1,814
	845	Visa, Inc., Class A	92,933

Shares		Description	Value (†)
Common Stocks – continued
		IT Services – continued
	59	Western Union Co. (The)	$1,171

			157,443

		Life Sciences Tools & Services – 3.0%
	23	Agilent Technologies, Inc.	1,565
	45	Illumina, Inc.(a)	9,233
	381	Thermo Fisher Scientific, Inc.	73,849

			84,647

		Machinery – 1.4%
	63	Caterpillar, Inc.	8,555
	61	Deere & Co.	8,106
	26	Flowserve Corp.	1,146
	18	Parker Hannifin Corp.	3,287
	231	Watts Water Technologies, Inc., Series A	15,569
	54	Xylem, Inc.	3,593

			40,256

		Media – 0.6%
	18	CBS Corp., Class B	1,010
	17	Interpublic Group of Cos., Inc. (The)	327
	108	News Corp., Class A	1,475
	5	Omnicom Group, Inc.	336
	119	Twenty-First Century Fox, Inc., Class A	3,112
	39	Twenty-First Century Fox, Inc., Class B	993
	89	Walt Disney Co. (The)	8,705

			15,958

		Metals & Mining – 0.0%
	23	Newmont Mining Corp.	832

		Multiline Retail – 0.0%
	17	Kohl’s Corp.	710
	8	Target Corp.	472

			1,182

		Personal Products – 1.2%
	11	Estee Lauder Cos., Inc. (The), Class A	1,230
	584	Unilever NV	33,849

			35,079

		Pharmaceuticals – 3.7%
	24	Allergan PLC	4,253
	75	Bristol-Myers Squibb Co.	4,624
	47	Eli Lilly & Co.	3,851
	109	Johnson & Johnson	15,196
	120	Merck & Co., Inc.	6,611
	70	Mylan NV(a)	2,500
	1,158	Novo Nordisk AS, Sponsored ADR	57,657
	293	Pfizer, Inc.	10,273

			104,965

Shares		Description	Value (†)
Common Stocks – continued
		Professional Services – 0.1%
	39	IHS Markit Ltd.(a)	$1,662
	19	Verisk Analytics, Inc.(a)	1,616

			3,278

		Real Estate Management & Development – 0.1%
	64	CBRE Group, Inc., Class A(a)	2,516

		REITs—Apartments – 0.2%
	6	AvalonBay Communities, Inc.	1,088
	48	Equity Residential	3,229
	8	Essex Property Trust, Inc.	2,099
	4	Mid-America Apartment Communities, Inc.	409

			6,825

		REITs—Diversified – 0.7%
	107	Crown Castle International Corp.	11,458
	10	Digital Realty Trust, Inc.	1,184
	3	Equinix, Inc.	1,390
	21	Vornado Realty Trust	1,572
	101	Weyerhaeuser Co.	3,627

			19,231

		REITs—Health Care – 0.1%
	44	HCP, Inc.	1,137
	35	Ventas, Inc.	2,196

			3,333

		REITs—Office Property – 0.1%
	17	Boston Properties, Inc.	2,060

		REITs—Regional Malls – 0.1%
	7	Macerich Co. (The)	382
	15	Simon Property Group, Inc.	2,330

			2,712

		REITs—Storage – 0.1%
	17	Public Storage	3,523

		Road & Rail – 0.7%
	57	CSX Corp.	2,874
	31	Kansas City Southern	3,231
	46	Norfolk Southern Corp.	6,045
	59	Union Pacific Corp.	6,832

			18,982

		Semiconductors & Semiconductor Equipment – 1.4%
	15	Advanced Micro Devices, Inc.(a)	165
	112	ASML Holding NV, (Registered)	20,244
	31	First Solar, Inc.(a)	1,700
	220	Intel Corp.	10,008
	46	Micron Technology, Inc.(a)	2,038
	11	NVIDIA Corp.	2,275

Shares		Description	Value (†)
Common Stocks – continued
		Semiconductors & Semiconductor Equipment – continued
	24	QUALCOMM, Inc.	$1,224
	15	Texas Instruments, Inc.	1,450
	7	Xilinx, Inc.	516

			39,620

		Software – 3.5%
	9	Autodesk, Inc.(a)	1,125
	170	Ellie Mae, Inc.(a)	15,291
	906	Microsoft Corp.	75,361
	145	Oracle Corp.	7,380
	11	Symantec Corp.	358

			99,515

		Specialty Retail – 0.2%
	9	Best Buy Co., Inc.	504
	23	Home Depot, Inc. (The)	3,813
	16	Lowe’s Cos., Inc.	1,279
	8	Tiffany & Co.	749

			6,345

		Technology Hardware, Storage & Peripherals – 0.5%
	46	Apple, Inc.	7,776
	29	NetApp, Inc.	1,288
	8	Seagate Technology PLC	296
	26	Western Digital Corp.	2,321
	38	Xerox Corp.	1,152

			12,833

		Textiles, Apparel & Luxury Goods – 1.1%
	2,815	Cie Financiere Richemont S.A., Sponsored ADR	25,862
	43	Hanesbrands, Inc.	968
	59	NIKE, Inc., Class B	3,244
	8	VF Corp.	557

			30,631

		Trading Companies & Distributors – 0.2%
	48	Fastenal Co.	2,254
	14	W.W. Grainger, Inc.	2,768

			5,022

		Water Utilities – 0.9%
	303	American Water Works Co., Inc.	26,591

		Total Common Stocks (Identified Cost $2,095,075)	2,418,908

Affiliated Mutual Funds – 11.9%
	10,829	Loomis Sayles Inflation Protected Securities Fund, Class N	113,050
	4,951	Loomis Sayles Limited Term Government and Agency Fund, Class N	56,149
	16,765	Mirova Global Green Bond Fund, Class N	170,163

		Total Affiliated Mutual Funds (Identified Cost $337,734)	339,362

Description	Value (†)
Total Investments – 96.6% (Identified Cost $2,432,809)	$2,758,270
Other assets less liabilities – 3.4%	98,535

Net Assets – 100.0%	$2,856,805

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2017, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$113,668	$140	$—	$(478)	$113,050	$1,685
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	56,711	311	(1)	(250)	56,149	702
Mirova Global Green Bond Fund, Class N	—	168,014	208	1	2,356	170,163	834

	$—	$338,393	$659	$—	$1,628	$339,362	$3,221

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,418,908	$—	$—	$2,418,908
Affiliated Mutual Funds	339,362	—	—	339,362

Total	$2,758,270	$—	$—	$2,758,270

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

Affiliated Mutual Funds	11.9%
Internet Software & Services	7.3
Chemicals	6.2
Insurance	6.1
Health Care Equipment & Supplies	5.7
IT Services	5.5
Banks	4.9
Electrical Equipment	3.9
Pharmaceuticals	3.7
Software	3.5
Life Sciences Tools & Services	3.0
Industrial Conglomerates	2.8
Auto Components	2.5
Automobiles	2.4
Capital Markets	2.3
Building Products	2.1
Other Investments, less than 2% each	22.8

Total Investments	96.6
Other assets less liabilities	3.4

Net Assets	100.0%

Asset Allocation Summary at October 31, 2017 (Unaudited)

Equity	84.7%
Fixed Income	11.9

Total Investments	96.6
Other assets less liabilities	3.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares		Description	Value (†)
Common Stocks – 88.5% of Net Assets
		Aerospace & Defense – 0.1%
	70	Arconic, Inc.	$1,758

		Air Freight & Logistics – 0.0%
	8	United Parcel Service, Inc., Class B	940

		Auto Components – 2.7%
	406	Delphi Automotive PLC	40,348
	10	Goodyear Tire & Rubber Co. (The)	306
	651	Valeo S.A., Sponsored ADR	22,082

			62,736

		Automobiles – 2.6%
	1,049	Byd Co. Ltd., ADR	18,274
	193	Ford Motor Co.	2,368
	315	Toyota Motor Corp., Sponsored ADR	39,060

			59,702

		Banks – 5.1%
	377	Bank of America Corp.	10,326
	124	Citigroup, Inc.	9,114
	74	Citizens Financial Group, Inc.	2,813
	153	Huntington Bancshares, Inc.	2,111
	1,217	KBC Group NV, Sponsored ADR	50,439
	158	KeyCorp	2,883
	431	People’s United Financial, Inc.	8,042
	151	Signature Bank(a)	19,632
	130	Wells Fargo & Co.	7,298
	84	Zions Bancorporation	3,903

			116,561

		Beverages – 0.7%
	51	Brown-Forman Corp., Class B	2,908
	144	Coca-Cola Co. (The)	6,621
	16	Molson Coors Brewing Co., Class B	1,294
	23	Monster Beverage Corp.(a)	1,333
	44	PepsiCo, Inc.	4,850

			17,006

		Biotechnology – 0.8%
	13	AbbVie, Inc.	1,173
	11	Amgen, Inc.	1,927
	206	Gilead Sciences, Inc.	15,442

			18,542

		Building Products – 2.2%
	668	A.O. Smith Corp.	39,546
	47	Fortune Brands Home & Security, Inc.	3,105
	211	Johnson Controls International PLC	8,733

			51,384

Shares		Description	Value (†)
Common Stocks – continued
		Capital Markets – 2.2%
	7	Affiliated Managers Group, Inc.	$1,306
	10	Ameriprise Financial, Inc.	1,565
	107	Bank of New York Mellon Corp. (The)	5,505
	11	BlackRock, Inc.	5,179
	25	Charles Schwab Corp. (The)	1,121
	22	CME Group, Inc.	3,018
	85	Franklin Resources, Inc.	3,581
	30	Goldman Sachs Group, Inc. (The)	7,274
	17	Intercontinental Exchange, Inc.	1,124
	33	Invesco Ltd.	1,181
	11	Legg Mason, Inc.	420
	7	Moody’s Corp.	997
	18	Nasdaq, Inc.	1,308
	54	Northern Trust Corp.	5,050
	6	S&P Global, Inc.	939
	45	State Street Corp.	4,140
	80	T. Rowe Price Group, Inc.	7,432

			51,140

		Chemicals – 6.4%
	11	Air Products & Chemicals, Inc.	1,754
	4	Albemarle Corp.	564
	454	Chr. Hansen Holding AS, Sponsored ADR	19,999
	408	Ecolab, Inc.	53,309
	101	International Flavors & Fragrances, Inc.	14,889
	239	Novozymes AS, Sponsored ADR	13,217
	46	Praxair, Inc.	6,721
	1,907	Symrise AG, Sponsored ADR	37,299

			147,752

		Commercial Services & Supplies – 0.0%
	10	Stericycle, Inc.(a)	708

		Communications Equipment – 0.5%
	304	Cisco Systems, Inc.	10,382
	13	Motorola Solutions, Inc.	1,177

			11,559

		Construction & Engineering – 0.1%
	31	Fluor Corp.	1,336

		Consumer Finance – 0.2%
	39	American Express Co.	3,725
	33	Navient Corp.	411
	38	Synchrony Financial	1,240

			5,376

		Containers & Packaging – 0.3%
	12	Avery Dennison Corp.	1,274
	78	Ball Corp.	3,348

Shares		Description	Value (†)
Common Stocks – continued
		Containers & Packaging – continued
	43	International Paper Co.	$2,463

			7,085

		Distributors – 0.0%
	9	Genuine Parts Co.	794

		Diversified Consumer Services – 0.0%
	15	H&R Block, Inc.	371

		Diversified Telecommunication Services – 1.7%
	346	AT&T, Inc.	11,643
	1,109	Deutsche Telekom AG, Sponsored ADR	19,889
	148	Verizon Communications, Inc.	7,084

			38,616

		Electric Utilities – 1.7%
	20	Eversource Energy	1,253
	247	NextEra Energy, Inc.	38,302

			39,555

		Electrical Equipment – 4.2%
	172	Acuity Brands, Inc.	28,758
	543	Eaton Corp. PLC	43,451
	826	Vestas Wind Systems AS, Sponsored ADR	24,318

			96,527

		Electronic Equipment, Instruments & Components – 0.1%
	14	TE Connectivity Ltd.	1,274

		Food & Staples Retailing – 0.4%
	50	CVS Health Corp.	3,426
	18	Kroger Co. (The)	373
	76	Sysco Corp.	4,227

			8,026

		Food Products – 0.6%
	13	Campbell Soup Co.	616
	54	Conagra Brands, Inc.	1,845
	25	General Mills, Inc.	1,298
	3	Hershey Co. (The)	318
	5	Hormel Foods Corp.	156
	12	J.M. Smucker Co. (The)	1,273
	33	Kellogg Co.	2,063
	27	Kraft Heinz Co. (The)	2,088
	104	Mondelez International, Inc., Class A	4,309

			13,966

		Health Care Equipment & Supplies – 6.0%
	66	Abbott Laboratories	3,579
	48	Baxter International, Inc.	3,095
	1,352	Coloplast AS, Sponsored ADR	11,884
	9	Cooper Cos., Inc. (The)	2,162

Shares		Description	Value (†)
Common Stocks – continued
		Health Care Equipment & Supplies – continued
	560	Danaher Corp.	$51,671
	14	DENTSPLY SIRONA, Inc.	855
	707	Essilor International S.A., Sponsored ADR	44,824
	1	Hologic, Inc.(a)	38
	238	Medtronic PLC	19,164

			137,272

		Health Care Providers & Services – 0.9%
	6	Aetna, Inc.	1,020
	4	AmerisourceBergen Corp.	308
	20	Anthem, Inc.	4,184
	4	Cardinal Health, Inc.	248
	1	Centene Corp.(a)	94
	15	Cigna Corp.	2,958
	25	DaVita, Inc.(a)	1,519
	2	Envision Healthcare Corp.(a)	85
	37	Express Scripts Holding Co.(a)	2,268
	22	HCA Healthcare, Inc.(a)	1,664
	4	Humana, Inc.	1,021
	2	Laboratory Corp. of America Holdings(a)	307
	12	McKesson Corp.	1,655
	10	Quest Diagnostics, Inc.	938
	13	UnitedHealth Group, Inc.	2,733
	2	Universal Health Services, Inc., Class B	205

			21,207

		Home Construction – 0.6%
	290	Geberit AG, ADR	12,856

		Hotels, Restaurants & Leisure – 0.5%
	9	Carnival Corp.	598
	77	Hilton Worldwide Holdings, Inc.	5,566
	17	McDonald’s Corp.	2,837
	23	Starbucks Corp.	1,261
	10	Wyndham Worldwide Corp.	1,068

			11,330

		Household Durables – 1.3%
	8	Lennar Corp., Class A	446
	1,587	Sekisui House Ltd., Sponsored ADR	29,583

			30,029

		Household Products – 0.6%
	7	Church & Dwight Co., Inc.	316
	11	Clorox Co. (The)	1,392
	47	Colgate-Palmolive Co.	3,311
	100	Procter & Gamble Co. (The)	8,634

			13,653

		Independent Power & Renewable Electricity Producers – 0.3%
	77	Ormat Technologies, Inc.	4,999

Shares		Description	Value (†)
Common Stocks – continued
		Independent Power & Renewable Electricity Producers – continued
	124	Pattern Energy Group, Inc.	$2,861

			7,860

		Industrial Conglomerates – 2.9%
	60	3M Co.	13,811
	227	General Electric Co.	4,576
	186	Roper Technologies, Inc.	48,020

			66,407

		Industrial Other – 0.0%
	26	Iron Mountain, Inc.	1,040

		Insurance – 6.4%
	23	Aflac, Inc.	1,930
	1,442	AIA Group Ltd., Sponsored ADR	43,671
	743	Allianz SE, Sponsored ADR	17,387
	2	Allstate Corp. (The)	188
	63	Hartford Financial Services Group, Inc. (The)	3,468
	1,427	Legal & General Group PLC, Sponsored ADR	25,436
	9	Lincoln National Corp.	682
	95	MetLife, Inc.	5,090
	48	Prudential Financial, Inc.	5,302
	709	Prudential PLC, Sponsored ADR	34,762
	71	Torchmark Corp.	5,973
	55	Unum Group	2,862

			146,751

		Internet & Direct Marketing Retail – 1.9%
	37	Amazon.com, Inc.(a)	40,895
	7	Netflix, Inc.(a)	1,375
	1	Priceline Group, Inc. (The)(a)	1,912
	7	TripAdvisor, Inc.(a)	263

			44,445

		Internet Software & Services – 7.9%
	79	Alphabet, Inc., Class A(a)	81,610
	2	Alphabet, Inc., Class C(a)	2,033
	20	eBay, Inc.(a)	753
	303	Facebook, Inc., Class A(a)	54,558
	921	Tencent Holdings Ltd., ADR	41,491

			180,445

		IT Services – 5.9%
	6	Accenture PLC, Class A	854
	29	Cognizant Technology Solutions Corp., Class A	2,195
	17	CSRA, Inc.	544
	37	International Business Machines Corp.	5,700
	286	MasterCard, Inc., Class A	42,548
	20	PayPal Holdings, Inc.(a)	1,451
	730	Visa, Inc., Class A	80,285

Shares		Description	Value (†)
Common Stocks – continued
		IT Services – continued
	50	Western Union Co. (The)	$993

			134,570

		Life Sciences Tools & Services – 3.2%
	20	Agilent Technologies, Inc.	1,361
	37	Illumina, Inc.(a)	7,592
	333	Thermo Fisher Scientific, Inc.	64,545

			73,498

		Machinery – 1.4%
	48	Caterpillar, Inc.	6,518
	46	Deere & Co.	6,113
	23	Flowserve Corp.	1,014
	15	Parker Hannifin Corp.	2,739
	201	Watts Water Technologies, Inc., Series A	13,547
	43	Xylem, Inc.	2,861

			32,792

		Media – 0.5%
	11	CBS Corp., Class B	617
	14	Interpublic Group of Cos., Inc. (The)	269
	89	News Corp., Class A	1,216
	4	Omnicom Group, Inc.	269
	79	Twenty-First Century Fox, Inc., Class A	2,066
	33	Twenty-First Century Fox, Inc., Class B	840
	69	Walt Disney Co. (The)	6,749

			12,026

		Metals & Mining – 0.0%
	13	Newmont Mining Corp.	470

		Multiline Retail – 0.0%
	14	Kohl’s Corp.	585
	7	Target Corp.	413

			998

		Personal Products – 1.4%
	10	Estee Lauder Cos., Inc. (The), Class A	1,118
	517	Unilever NV	29,965

			31,083

		Pharmaceuticals – 3.8%
	19	Allergan PLC	3,367
	62	Bristol-Myers Squibb Co.	3,823
	36	Eli Lilly & Co.	2,950
	83	Johnson & Johnson	11,571
	90	Merck & Co., Inc.	4,958
	59	Mylan NV(a)	2,107
	1,015	Novo Nordisk AS, Sponsored ADR	50,537
	228	Pfizer, Inc.	7,994

			87,307

Shares		Description	Value (†)
Common Stocks – continued
		Professional Services – 0.1%
	30	IHS Markit Ltd.(a)	$1,278
	14	Verisk Analytics, Inc.(a)	1,191

			2,469

		Real Estate Management & Development – 0.1%
	55	CBRE Group, Inc., Class A(a)	2,163

		REITs—Apartments – 0.3%
	6	AvalonBay Communities, Inc.	1,088
	38	Equity Residential	2,556
	7	Essex Property Trust, Inc.	1,837
	4	Mid-America Apartment Communities, Inc.	409

			5,890

		REITs—Diversified – 0.6%
	77	Crown Castle International Corp.	8,245
	7	Digital Realty Trust, Inc.	829
	3	Equinix, Inc.	1,391
	18	Vornado Realty Trust	1,347
	86	Weyerhaeuser Co.	3,088

			14,900

		REITs—Health Care – 0.1%
	37	HCP, Inc.	956
	30	Ventas, Inc.	1,883

			2,839

		REITs—Office Property – 0.1%
	15	Boston Properties, Inc.	1,818

		REITs—Regional Malls – 0.1%
	2	Macerich Co. (The)	109
	11	Simon Property Group, Inc.	1,709

			1,818

		REITs—Storage – 0.1%
	12	Public Storage	2,487

		Road & Rail – 0.7%
	40	CSX Corp.	2,017
	24	Kansas City Southern	2,501
	37	Norfolk Southern Corp.	4,863
	48	Union Pacific Corp.	5,558

			14,939

		Semiconductors & Semiconductor Equipment – 1.4%
	13	Advanced Micro Devices, Inc.(a)	143
	93	ASML Holding NV, (Registered)	16,810
	27	First Solar, Inc.(a)	1,480
	183	Intel Corp.	8,325
	39	Micron Technology, Inc.(a)	1,728
	8	NVIDIA Corp.	1,654

Shares		Description	Value (†)
Common Stocks – continued
		Semiconductors & Semiconductor Equipment – continued
	21	QUALCOMM, Inc.	$1,071
	13	Texas Instruments, Inc.	1,257

			32,468

		Software – 3.7%
	8	Autodesk, Inc.(a)	1,000
	147	Ellie Mae, Inc.(a)	13,223
	782	Microsoft Corp.	65,047
	108	Oracle Corp.	5,497
	9	Symantec Corp.	292

			85,059

		Specialty Retail – 0.2%
	8	Best Buy Co., Inc.	448
	19	Home Depot, Inc. (The)	3,150
	14	Lowe’s Cos., Inc.	1,119
	7	Tiffany & Co.	655

			5,372

		Technology Hardware, Storage & Peripherals – 0.5%
	37	Apple, Inc.	6,254
	25	NetApp, Inc.	1,111
	7	Seagate Technology PLC	259
	23	Western Digital Corp.	2,053
	32	Xerox Corp.	970

			10,647

		Textiles, Apparel & Luxury Goods – 1.2%
	2,500	Cie Financiere Richemont S.A., Sponsored ADR	22,967
	15	Hanesbrands, Inc.	337
	49	NIKE, Inc., Class B	2,695
	7	VF Corp.	488

			26,487

		Trading Companies & Distributors – 0.2%
	39	Fastenal Co.	1,832
	11	W.W. Grainger, Inc.	2,175

			4,007

		Water Utilities – 1.0%
	249	American Water Works Co., Inc.	21,852

		Total Common Stocks (Identified Cost $1,763,198)	2,033,968

Affiliated Mutual Funds – 8.0%
	4,411	Loomis Sayles Inflation Protected Securities Fund, Class N	46,047
	4,032	Loomis Sayles Limited Term Government and Agency Fund, Class N	45,727
	9,104	Mirova Global Green Bond Fund, Class N	92,402

		Total Affiliated Mutual Funds (Identified Cost $183,303)	184,176

Description	Value (†)
Total Investments – 96.5% (Identified Cost $1,946,501)	$2,218,144
Other assets less liabilities – 3.5%	79,486

Net Assets – 100.0%	$2,297,630

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2017, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$46,293	$55	$—	$(191)	$46,047	$679
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	46,150	218	(1)	(204)	45,727	566
Mirova Global Green Bond Fund, Class N	—	91,246	112	—	1,268	92,402	450

	$—	$183,689	$385	$(1)	$873	$184,176	$1,695

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,033,968	$—	$—	$2,033,968
Affiliated Mutual Funds	184,176	—	—	184,176

Total	$2,218,144	$—	$—	$2,218,144

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

Affiliated Mutual Funds	8.0%
Internet Software & Services	7.9
Chemicals	6.4
Insurance	6.4
Health Care Equipment & Supplies	6.0
IT Services	5.9
Banks	5.1
Electrical Equipment	4.2
Pharmaceuticals	3.8
Software	3.7
Life Sciences Tools & Services	3.2
Industrial Conglomerates	2.9
Auto Components	2.7
Automobiles	2.6
Building Products	2.2
Capital Markets	2.2
Other Investments, less than 2% each	23.3

Total Investments	96.5
Other assets less liabilities	3.5

Net Assets	100.0%

Asset Allocation Summary at October 31, 2017 (Unaudited)

Equity	88.5%
Fixed Income	8.0

Total Investments	96.5
Other assets less liabilities	3.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares		Description	Value (†)
Common Stocks – 90.5% of Net Assets
		Aerospace & Defense – 0.1%
	71	Arconic, Inc.	$1,784

		Air Freight & Logistics – 0.0%
	8	United Parcel Service, Inc., Class B	940

		Auto Components – 2.8%
	419	Delphi Automotive PLC	41,640
	10	Goodyear Tire & Rubber Co. (The)	306
	672	Valeo S.A., Sponsored ADR	22,794

			64,740

		Automobiles – 2.7%
	1,084	Byd Co. Ltd., ADR	18,883
	193	Ford Motor Co.	2,368
	325	Toyota Motor Corp., Sponsored ADR	40,300

			61,551

		Banks – 5.2%
	378	Bank of America Corp.	10,353
	124	Citigroup, Inc.	9,114
	74	Citizens Financial Group, Inc.	2,813
	153	Huntington Bancshares, Inc.	2,111
	1,256	KBC Group NV, Sponsored ADR	52,055
	158	KeyCorp	2,884
	431	People’s United Financial, Inc.	8,042
	156	Signature Bank(a)	20,282
	130	Wells Fargo & Co.	7,298
	85	Zions Bancorporation	3,949

			118,901

		Beverages – 0.7%
	51	Brown-Forman Corp., Class B	2,908
	144	Coca-Cola Co. (The)	6,621
	16	Molson Coors Brewing Co., Class B	1,294
	23	Monster Beverage Corp.(a)	1,333
	44	PepsiCo, Inc.	4,850

			17,006

		Biotechnology – 0.8%
	13	AbbVie, Inc.	1,173
	11	Amgen, Inc.	1,927
	212	Gilead Sciences, Inc.	15,892

			18,992

		Building Products – 2.3%
	689	A.O. Smith Corp.	40,789
	47	Fortune Brands Home & Security, Inc.	3,105
	211	Johnson Controls International PLC	8,733

			52,627

Shares		Description	Value (†)
Common Stocks – continued
		Capital Markets – 2.2%
	7	Affiliated Managers Group, Inc.	$1,305
	10	Ameriprise Financial, Inc.	1,565
	107	Bank of New York Mellon Corp. (The)	5,505
	11	BlackRock, Inc.	5,179
	25	Charles Schwab Corp. (The)	1,121
	22	CME Group, Inc.	3,018
	85	Franklin Resources, Inc.	3,581
	30	Goldman Sachs Group, Inc. (The)	7,274
	17	Intercontinental Exchange, Inc.	1,124
	34	Invesco Ltd.	1,217
	11	Legg Mason, Inc.	420
	7	Moody’s Corp.	997
	18	Nasdaq, Inc.	1,308
	54	Northern Trust Corp.	5,050
	6	S&P Global, Inc.	939
	45	State Street Corp.	4,140
	80	T. Rowe Price Group, Inc.	7,432

			51,175

		Chemicals – 6.6%
	14	Air Products & Chemicals, Inc.	2,232
	4	Albemarle Corp.	564
	469	Chr. Hansen Holding AS, Sponsored ADR	20,659
	420	Ecolab, Inc.	54,877
	104	International Flavors & Fragrances, Inc.	15,332
	247	Novozymes AS, Sponsored ADR	13,659
	46	Praxair, Inc.	6,722
	1,968	Symrise AG, Sponsored ADR	38,492

			152,537

		Commercial Services & Supplies – 0.0%
	10	Stericycle, Inc.(a)	708

		Communications Equipment – 0.5%
	305	Cisco Systems, Inc.	10,416
	13	Motorola Solutions, Inc.	1,177

			11,593

		Construction & Engineering – 0.1%
	31	Fluor Corp.	1,336

		Consumer Finance – 0.2%
	39	American Express Co.	3,725
	33	Navient Corp.	411
	38	Synchrony Financial	1,240

			5,376

		Containers & Packaging – 0.3%
	12	Avery Dennison Corp.	1,274
	78	Ball Corp.	3,348

Shares		Description	Value (†)
Common Stocks – continued
		Containers & Packaging – continued
	43	International Paper Co.	$2,463

			7,085

		Distributors – 0.0%
	9	Genuine Parts Co.	794

		Diversified Consumer Services – 0.0%
	15	H&R Block, Inc.	371

		Diversified Telecommunication Services – 1.8%
	347	AT&T, Inc.	11,676
	1,212	Deutsche Telekom AG, Sponsored ADR	21,736
	148	Verizon Communications, Inc.	7,085

			40,497

		Electric Utilities – 1.8%
	20	Eversource Energy	1,253
	255	NextEra Energy, Inc.	39,543

			40,796

		Electrical Equipment – 4.3%
	177	Acuity Brands, Inc.	29,595
	560	Eaton Corp. PLC	44,811
	853	Vestas Wind Systems AS, Sponsored ADR	25,112

			99,518

		Electronic Equipment, Instruments & Components – 0.1%
	14	TE Connectivity Ltd.	1,274

		Food & Staples Retailing – 0.4%
	50	CVS Health Corp.	3,426
	18	Kroger Co. (The)	373
	76	Sysco Corp.	4,227

			8,026

		Food Products – 0.6%
	13	Campbell Soup Co.	616
	54	Conagra Brands, Inc.	1,845
	25	General Mills, Inc.	1,298
	3	Hershey Co. (The)	318
	5	Hormel Foods Corp.	156
	12	J.M. Smucker Co. (The)	1,273
	33	Kellogg Co.	2,063
	27	Kraft Heinz Co. (The)	2,088
	105	Mondelez International, Inc., Class A	4,350

			14,007

		Health Care Equipment & Supplies – 6.1%
	66	Abbott Laboratories	3,579
	48	Baxter International, Inc.	3,094
	1,397	Coloplast AS, Sponsored ADR	12,280
	9	Cooper Cos., Inc. (The)	2,162

Shares		Description	Value (†)
Common Stocks – continued
		Health Care Equipment & Supplies – continued
	577	Danaher Corp.	$53,240
	14	DENTSPLY SIRONA, Inc.	855
	730	Essilor International S.A., Sponsored ADR	46,282
	1	Hologic, Inc.(a)	38
	244	Medtronic PLC	19,647

			141,177

		Health Care Providers & Services – 0.9%
	6	Aetna, Inc.	1,020
	4	AmerisourceBergen Corp.	308
	20	Anthem, Inc.	4,184
	4	Cardinal Health, Inc.	248
	1	Centene Corp.(a)	94
	15	Cigna Corp.	2,958
	25	DaVita, Inc.(a)	1,519
	2	Envision Healthcare Corp.(a)	85
	37	Express Scripts Holding Co.(a)	2,268
	22	HCA Healthcare, Inc.(a)	1,664
	4	Humana, Inc.	1,021
	2	Laboratory Corp. of America Holdings(a)	307
	12	McKesson Corp.	1,655
	10	Quest Diagnostics, Inc.	938
	13	UnitedHealth Group, Inc.	2,733
	2	Universal Health Services, Inc., Class B	205

			21,207

		Home Construction – 0.6%
	300	Geberit AG, ADR	13,299

		Hotels, Restaurants & Leisure – 0.5%
	9	Carnival Corp.	598
	77	Hilton Worldwide Holdings, Inc.	5,566
	17	McDonald’s Corp.	2,837
	23	Starbucks Corp.	1,261
	10	Wyndham Worldwide Corp.	1,068

			11,330

		Household Durables – 1.3%
	8	Lennar Corp., Class A	446
	1,629	Sekisui House Ltd., Sponsored ADR	30,366

			30,812

		Household Products – 0.6%
	7	Church & Dwight Co., Inc.	316
	11	Clorox Co. (The)	1,392
	48	Colgate-Palmolive Co.	3,382
	100	Procter & Gamble Co. (The)	8,634

			13,724

		Independent Power & Renewable Electricity Producers – 0.3%
	77	Ormat Technologies, Inc.	4,999

Shares		Description	Value (†)
Common Stocks – continued
		Independent Power & Renewable Electricity Producers – continued
	124	Pattern Energy Group, Inc.	$2,861

			7,860

		Industrial Conglomerates – 2.9%
	59	3M Co.	13,581
	227	General Electric Co.	4,577
	190	Roper Technologies, Inc.	49,052

			67,210

		Industrial Other – 0.0%
	26	Iron Mountain, Inc.	1,040

		Insurance – 6.6%
	23	Aflac, Inc.	1,929
	1,488	AIA Group Ltd., Sponsored ADR	45,064
	823	Allianz SE, Sponsored ADR	19,259
	2	Allstate Corp. (The)	188
	63	Hartford Financial Services Group, Inc. (The)	3,468
	1,468	Legal & General Group PLC, Sponsored ADR	26,167
	9	Lincoln National Corp.	682
	95	MetLife, Inc.	5,090
	49	Prudential Financial, Inc.	5,413
	722	Prudential PLC, Sponsored ADR	35,400
	71	Torchmark Corp.	5,973
	55	Unum Group	2,862

			151,495

		Internet & Direct Marketing Retail – 2.0%
	38	Amazon.com, Inc.(a)	42,001
	7	Netflix, Inc.(a)	1,375
	1	Priceline Group, Inc. (The)(a)	1,912
	7	TripAdvisor, Inc.(a)	262

			45,550

		Internet Software & Services – 8.0%
	81	Alphabet, Inc., Class A(a)	83,676
	2	Alphabet, Inc., Class C(a)	2,033
	20	eBay, Inc.(a)	753
	312	Facebook, Inc., Class A(a)	56,179
	950	Tencent Holdings Ltd., ADR	42,798

			185,439

		IT Services – 6.1%
	6	Accenture PLC, Class A	854
	28	Cognizant Technology Solutions Corp., Class A	2,119
	17	CSRA, Inc.	544
	37	International Business Machines Corp.	5,700
	294	MasterCard, Inc., Class A	43,738
	20	PayPal Holdings, Inc.(a)	1,451
	766	Visa, Inc., Class A	84,245

Shares		Description	Value (†)
Common Stocks – continued
		IT Services – continued
	50	Western Union Co. (The)	$993

			139,644

		Life Sciences Tools & Services – 3.3%
	20	Agilent Technologies, Inc.	1,361
	38	Illumina, Inc.(a)	7,797
	343	Thermo Fisher Scientific, Inc.	66,484

			75,642

		Machinery – 1.4%
	48	Caterpillar, Inc.	6,518
	46	Deere & Co.	6,112
	23	Flowserve Corp.	1,014
	15	Parker Hannifin Corp.	2,739
	207	Watts Water Technologies, Inc., Series A	13,952
	43	Xylem, Inc.	2,861

			33,196

		Media – 0.5%
	12	CBS Corp., Class B	673
	14	Interpublic Group of Cos., Inc. (The)	269
	89	News Corp., Class A	1,216
	4	Omnicom Group, Inc.	269
	80	Twenty-First Century Fox, Inc., Class A	2,092
	33	Twenty-First Century Fox, Inc., Class B	840
	70	Walt Disney Co. (The)	6,847

			12,206

		Metals & Mining – 0.0%
	13	Newmont Mining Corp.	470

		Multiline Retail – 0.0%
	14	Kohl’s Corp.	585
	7	Target Corp.	413

			998

		Personal Products – 1.4%
	11	Estee Lauder Cos., Inc. (The), Class A	1,230
	526	Unilever NV	30,487

			31,717

		Pharmaceuticals – 3.9%
	19	Allergan PLC	3,367
	62	Bristol-Myers Squibb Co.	3,823
	36	Eli Lilly & Co.	2,950
	83	Johnson & Johnson	11,571
	91	Merck & Co., Inc.	5,013
	59	Mylan NV(a)	2,107
	1,047	Novo Nordisk AS, Sponsored ADR	52,130
	228	Pfizer, Inc.	7,994

			88,955

Shares		Description	Value (†)
Common Stocks – continued
		Professional Services – 0.1%
	30	IHS Markit Ltd.(a)	$1,278
	14	Verisk Analytics, Inc.(a)	1,191

			2,469

		Real Estate Management & Development – 0.1%
	55	CBRE Group, Inc., Class A(a)	2,163

		REITs—Apartments – 0.3%
	6	AvalonBay Communities, Inc.	1,088
	38	Equity Residential	2,556
	7	Essex Property Trust, Inc.	1,837
	4	Mid-America Apartment Communities, Inc.	409

			5,890

		REITs—Diversified – 0.6%
	77	Crown Castle International Corp.	8,245
	7	Digital Realty Trust, Inc.	829
	3	Equinix, Inc.	1,391
	18	Vornado Realty Trust	1,347
	86	Weyerhaeuser Co.	3,088

			14,900

		REITs—Health Care – 0.1%
	37	HCP, Inc.	956
	30	Ventas, Inc.	1,883

			2,839

		REITs—Office Property – 0.1%
	15	Boston Properties, Inc.	1,818

		REITs—Regional Malls – 0.1%
	3	Macerich Co. (The)	164
	11	Simon Property Group, Inc.	1,708

			1,872

		REITs—Storage – 0.1%
	12	Public Storage	2,487

		Road & Rail – 0.7%
	40	CSX Corp.	2,017
	24	Kansas City Southern	2,501
	37	Norfolk Southern Corp.	4,863
	48	Union Pacific Corp.	5,558

			14,939

		Semiconductors & Semiconductor Equipment – 1.5%
	13	Advanced Micro Devices, Inc.(a)	143
	104	ASML Holding NV, (Registered)	18,798
	27	First Solar, Inc.(a)	1,480
	183	Intel Corp.	8,325
	39	Micron Technology, Inc.(a)	1,728
	8	NVIDIA Corp.	1,654

Shares		Description	Value (†)
Common Stocks – continued
		Semiconductors & Semiconductor Equipment – continued
	21	QUALCOMM, Inc.	$1,071
	13	Texas Instruments, Inc.	1,257

			34,456

		Software – 3.8%
	8	Autodesk, Inc.(a)	1,000
	152	Ellie Mae, Inc.(a)	13,672
	805	Microsoft Corp.	66,960
	108	Oracle Corp.	5,497
	9	Symantec Corp.	293

			87,422

		Specialty Retail – 0.2%
	8	Best Buy Co., Inc.	448
	19	Home Depot, Inc. (The)	3,150
	14	Lowe’s Cos., Inc.	1,119
	7	Tiffany & Co.	655

			5,372

		Technology Hardware, Storage & Peripherals – 0.5%
	38	Apple, Inc.	6,424
	25	NetApp, Inc.	1,110
	7	Seagate Technology PLC	259
	23	Western Digital Corp.	2,053
	32	Xerox Corp.	970

			10,816

		Textiles, Apparel & Luxury Goods – 1.2%
	2,582	Cie Financiere Richemont S.A., Sponsored ADR	23,721
	15	Hanesbrands, Inc.	337
	49	NIKE, Inc., Class B	2,694
	7	VF Corp.	488

			27,240

		Trading Companies & Distributors – 0.2%
	39	Fastenal Co.	1,832
	11	W.W. Grainger, Inc.	2,175

			4,007

		Water Utilities – 1.0%
	273	American Water Works Co., Inc.	23,958

		Total Common Stocks (Identified Cost $1,807,985)	2,087,253

Affiliated Mutual Funds – 6.0%
	4,436	Loomis Sayles Inflation Protected Securities Fund, Class N	46,311
	2,028	Loomis Sayles Limited Term Government and Agency Fund, Class N	23,002
	6,868	Mirova Global Green Bond Fund, Class N	69,708

		Total Affiliated Mutual Funds (Identified Cost $138,362)	139,021

Description	Value (†)
Total Investments – 96.5% (Identified Cost $1,946,347)	$2,226,274
Other assets less liabilities – 3.5%	79,686

Net Assets – 100.0%	$2,305,960

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2017, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$46,559	$57	$—	$(191)	$46,311	$680
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	23,253	149	—	(102)	23,002	284
Mirova Global Green Bond Fund, Class N	—	68,840	84	—	952	69,708	339

	$—	$138,652	$290	$—	$659	$139,021	$1,303

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,087,253	$—	$—	$2,087,253
Affiliated Mutual Funds	139,021	—	—	139,021

Total	$2,226,274	$—	$—	$2,226,274

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

Internet Software & Services	8.0%
Chemicals	6.6
Insurance	6.6
Health Care Equipment & Supplies	6.1
IT Services	6.1
Affiliated Mutual Funds	6.0
Banks	5.2
Electrical Equipment	4.3
Pharmaceuticals	3.9
Software	3.8
Life Sciences Tools & Services	3.3
Industrial Conglomerates	2.9
Auto Components	2.8
Automobiles	2.7
Building Products	2.3
Capital Markets	2.2
Internet & Direct Marketing Retail	2.0
Other Investments, less than 2% each	21.7

Total Investments	96.5
Other assets less liabilities	3.5

Net Assets	100.0%

Asset Allocation Summary at October 31, 2017 (Unaudited)

Equity	90.5%
Fixed Income	6.0

Total Investments	96.5
Other assets less liabilities	3.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares		Description	Value (†)
Common Stocks – 90.0% of Net Assets
		Aerospace & Defense – 0.1%
	71	Arconic, Inc.	$1,784

		Air Freight & Logistics – 0.0%
	8	United Parcel Service, Inc., Class B	940

		Auto Components – 2.7%
	420	Delphi Automotive PLC	41,739
	10	Goodyear Tire & Rubber Co. (The)	306
	627	Valeo S.A., Sponsored ADR	21,268

			63,313

		Automobiles – 2.7%
	1,174	Byd Co. Ltd., ADR	20,451
	193	Ford Motor Co.	2,368
	326	Toyota Motor Corp., Sponsored ADR	40,424

			63,243

		Banks – 5.1%
	373	Bank of America Corp.	10,216
	123	Citigroup, Inc.	9,040
	74	Citizens Financial Group, Inc.	2,813
	152	Huntington Bancshares, Inc.	2,098
	1,261	KBC Group NV, Sponsored ADR	52,262
	157	KeyCorp	2,865
	427	People’s United Financial, Inc.	7,968
	156	Signature Bank(a)	20,282
	130	Wells Fargo & Co.	7,298
	85	Zions Bancorporation	3,949

			118,791

		Beverages – 0.7%
	50	Brown-Forman Corp., Class B	2,851
	142	Coca-Cola Co. (The)	6,529
	16	Molson Coors Brewing Co., Class B	1,294
	19	Monster Beverage Corp.(a)	1,101
	44	PepsiCo, Inc.	4,850

			16,625

		Biotechnology – 0.8%
	13	AbbVie, Inc.	1,173
	11	Amgen, Inc.	1,927
	212	Gilead Sciences, Inc.	15,892

			18,992

		Building Products – 2.3%
	692	A.O. Smith Corp.	40,966
	47	Fortune Brands Home & Security, Inc.	3,105
	208	Johnson Controls International PLC	8,609

			52,680

Shares		Description	Value (†)
Common Stocks – continued
		Capital Markets – 2.2%
	7	Affiliated Managers Group, Inc.	$1,305
	10	Ameriprise Financial, Inc.	1,565
	106	Bank of New York Mellon Corp. (The)	5,454
	10	BlackRock, Inc.	4,708
	25	Charles Schwab Corp. (The)	1,121
	22	CME Group, Inc.	3,018
	84	Franklin Resources, Inc.	3,539
	30	Goldman Sachs Group, Inc. (The)	7,274
	17	Intercontinental Exchange, Inc.	1,124
	39	Invesco Ltd.	1,396
	11	Legg Mason, Inc.	420
	7	Moody’s Corp.	997
	18	Nasdaq, Inc.	1,308
	50	Northern Trust Corp.	4,676
	6	S&P Global, Inc.	939
	45	State Street Corp.	4,140
	79	T. Rowe Price Group, Inc.	7,339

			50,323

		Chemicals – 6.6%
	14	Air Products & Chemicals, Inc.	2,232
	4	Albemarle Corp.	564
	469	Chr. Hansen Holding AS, Sponsored ADR	20,659
	420	Ecolab, Inc.	54,877
	104	International Flavors & Fragrances, Inc.	15,332
	247	Novozymes AS, Sponsored ADR	13,659
	46	Praxair, Inc.	6,722
	1,977	Symrise AG, Sponsored ADR	38,668

			152,713

		Commercial Services & Supplies – 0.0%
	10	Stericycle, Inc.(a)	708

		Communications Equipment – 0.5%
	305	Cisco Systems, Inc.	10,416
	13	Motorola Solutions, Inc.	1,177

			11,593

		Construction & Engineering – 0.1%
	31	Fluor Corp.	1,336

		Consumer Finance – 0.2%
	39	American Express Co.	3,725
	33	Navient Corp.	411
	38	Synchrony Financial	1,240

			5,376

		Containers & Packaging – 0.3%
	12	Avery Dennison Corp.	1,274
	78	Ball Corp.	3,349

Shares		Description	Value (†)
Common Stocks – continued
		Containers & Packaging – continued
	42	International Paper Co.	$2,405

			7,028

		Distributors – 0.0%
	9	Genuine Parts Co.	794

		Diversified Consumer Services – 0.0%
	15	H&R Block, Inc.	371

		Diversified Telecommunication Services – 1.7%
	343	AT&T, Inc.	11,542
	1,146	Deutsche Telekom AG, Sponsored ADR	20,552
	147	Verizon Communications, Inc.	7,037

			39,131

		Electric Utilities – 1.8%
	20	Eversource Energy	1,253
	255	NextEra Energy, Inc.	39,543

			40,796

		Electrical Equipment – 4.3%
	177	Acuity Brands, Inc.	29,594
	560	Eaton Corp. PLC	44,811
	802	Vestas Wind Systems AS, Sponsored ADR	23,611

			98,016

		Electronic Equipment, Instruments & Components – 0.1%
	14	TE Connectivity Ltd.	1,274

		Food & Staples Retailing – 0.4%
	49	CVS Health Corp.	3,358
	18	Kroger Co. (The)	373
	76	Sysco Corp.	4,227

			7,958

		Food Products – 0.6%
	13	Campbell Soup Co.	616
	54	Conagra Brands, Inc.	1,845
	25	General Mills, Inc.	1,298
	3	Hershey Co. (The)	318
	5	Hormel Foods Corp.	156
	12	J.M. Smucker Co. (The)	1,273
	33	Kellogg Co.	2,063
	27	Kraft Heinz Co. (The)	2,088
	104	Mondelez International, Inc., Class A	4,309

			13,966

		Health Care Equipment & Supplies – 6.1%
	66	Abbott Laboratories	3,579
	48	Baxter International, Inc.	3,094
	1,397	Coloplast AS, Sponsored ADR	12,280
	7	Cooper Cos., Inc. (The)	1,682

Shares		Description	Value (†)
Common Stocks – continued
		Health Care Equipment & Supplies – continued
	579	Danaher Corp.	$53,424
	14	DENTSPLY SIRONA, Inc.	855
	733	Essilor International S.A., Sponsored ADR	46,472
	1	Hologic, Inc.(a)	38
	246	Medtronic PLC	19,808

			141,232

		Health Care Providers & Services – 0.9%
	6	Aetna, Inc.	1,020
	4	AmerisourceBergen Corp.	308
	20	Anthem, Inc.	4,184
	4	Cardinal Health, Inc.	248
	1	Centene Corp.(a)	94
	15	Cigna Corp.	2,958
	25	DaVita, Inc.(a)	1,519
	5	Envision Healthcare Corp.(a)	213
	37	Express Scripts Holding Co.(a)	2,268
	22	HCA Healthcare, Inc.(a)	1,664
	4	Humana, Inc.	1,021
	2	Laboratory Corp. of America Holdings(a)	307
	12	McKesson Corp.	1,655
	10	Quest Diagnostics, Inc.	938
	13	UnitedHealth Group, Inc.	2,733
	2	Universal Health Services, Inc., Class B	205

			21,335

		Home Construction – 0.6%
	300	Geberit AG, ADR	13,299

		Hotels, Restaurants & Leisure – 0.5%
	9	Carnival Corp.	598
	77	Hilton Worldwide Holdings, Inc.	5,566
	17	McDonald’s Corp.	2,837
	19	Starbucks Corp.	1,042
	10	Wyndham Worldwide Corp.	1,068

			11,111

		Household Durables – 1.3%
	8	Lennar Corp., Class A	445
	1,636	Sekisui House Ltd., Sponsored ADR	30,497

			30,942

		Household Products – 0.6%
	7	Church & Dwight Co., Inc.	316
	11	Clorox Co. (The)	1,392
	47	Colgate-Palmolive Co.	3,311
	99	Procter & Gamble Co. (The)	8,548

			13,567

		Independent Power & Renewable Electricity Producers – 0.3%
	77	Ormat Technologies, Inc.	4,999

Shares		Description	Value (†)
Common Stocks – continued
		Independent Power & Renewable Electricity Producers – continued
	124	Pattern Energy Group, Inc.	$2,861

			7,860

		Industrial Conglomerates – 2.9%
	59	3M Co.	13,581
	224	General Electric Co.	4,516
	190	Roper Technologies, Inc.	49,052

			67,149

		Industrial Other – 0.1%
	26	Iron Mountain, Inc.	1,040

		Insurance – 6.5%
	23	Aflac, Inc.	1,930
	1,495	AIA Group Ltd., Sponsored ADR	45,276
	767	Allianz SE, Sponsored ADR	17,948
	4	Allstate Corp. (The)	376
	63	Hartford Financial Services Group, Inc. (The)	3,468
	1,382	Legal & General Group PLC, Sponsored ADR	24,634
	9	Lincoln National Corp.	682
	95	MetLife, Inc.	5,090
	48	Prudential Financial, Inc.	5,302
	732	Prudential PLC, Sponsored ADR	35,890
	70	Torchmark Corp.	5,889
	55	Unum Group	2,862

			149,347

		Internet & Direct Marketing Retail – 2.0%
	38	Amazon.com, Inc.(a)	42,001
	7	Netflix, Inc.(a)	1,375
	1	Priceline Group, Inc. (The)(a)	1,912
	7	TripAdvisor, Inc.(a)	262

			45,550

		Internet Software & Services – 8.1%
	83	Alphabet, Inc., Class A(a)	85,742
	2	Alphabet, Inc., Class C(a)	2,033
	20	eBay, Inc.(a)	753
	312	Facebook, Inc., Class A(a)	56,179
	954	Tencent Holdings Ltd., ADR	42,978

			187,685

		IT Services – 6.0%
	6	Accenture PLC, Class A	854
	29	Cognizant Technology Solutions Corp., Class A	2,194
	17	CSRA, Inc.	544
	37	International Business Machines Corp.	5,700
	298	MasterCard, Inc., Class A	44,334
	20	PayPal Holdings, Inc.(a)	1,451
	756	Visa, Inc., Class A	83,145

Shares		Description	Value (†)
Common Stocks – continued
		IT Services – continued
	50	Western Union Co. (The)	$993

			139,215

		Life Sciences Tools & Services – 3.3%
	20	Agilent Technologies, Inc.	1,361
	38	Illumina, Inc.(a)	7,797
	345	Thermo Fisher Scientific, Inc.	66,871

			76,029

		Machinery – 1.4%
	47	Caterpillar, Inc.	6,382
	46	Deere & Co.	6,112
	23	Flowserve Corp.	1,014
	15	Parker Hannifin Corp.	2,739
	207	Watts Water Technologies, Inc., Series A	13,952
	43	Xylem, Inc.	2,861

			33,060

		Media – 0.5%
	12	CBS Corp., Class B	673
	14	Interpublic Group of Cos., Inc. (The)	269
	89	News Corp., Class A	1,216
	4	Omnicom Group, Inc.	269
	79	Twenty-First Century Fox, Inc., Class A	2,066
	33	Twenty-First Century Fox, Inc., Class B	840
	69	Walt Disney Co. (The)	6,749

			12,082

		Metals & Mining – 0.0%
	13	Newmont Mining Corp.	470

		Multiline Retail – 0.1%
	14	Kohl’s Corp.	585
	7	Target Corp.	413

			998

		Personal Products – 1.4%
	10	Estee Lauder Cos., Inc. (The), Class A	1,118
	533	Unilever NV	30,893

			32,011

		Pharmaceuticals – 3.8%
	19	Allergan PLC	3,367
	62	Bristol-Myers Squibb Co.	3,823
	36	Eli Lilly & Co.	2,950
	82	Johnson & Johnson	11,432
	90	Merck & Co., Inc.	4,958
	49	Mylan NV(a)	1,750
	1,051	Novo Nordisk AS, Sponsored ADR	52,329
	227	Pfizer, Inc.	7,959

			88,568

Shares		Description	Value (†)
Common Stocks – continued
		Professional Services – 0.1%
	30	IHS Markit Ltd.(a)	$1,278
	14	Verisk Analytics, Inc.(a)	1,191

			2,469

		Real Estate Management & Development – 0.1%
	55	CBRE Group, Inc., Class A(a)	2,163

		REITs—Apartments – 0.3%
	6	AvalonBay Communities, Inc.	1,088
	38	Equity Residential	2,556
	7	Essex Property Trust, Inc.	1,837
	4	Mid-America Apartment Communities, Inc.	409

			5,890

		REITs—Diversified – 0.6%
	76	Crown Castle International Corp.	8,138
	7	Digital Realty Trust, Inc.	829
	3	Equinix, Inc.	1,391
	18	Vornado Realty Trust	1,347
	86	Weyerhaeuser Co.	3,088

			14,793

		REITs—Health Care – 0.1%
	37	HCP, Inc.	956
	30	Ventas, Inc.	1,883

			2,839

		REITs—Office Property – 0.1%
	15	Boston Properties, Inc.	1,818

		REITs—Regional Malls – 0.1%
	5	Macerich Co. (The)	273
	11	Simon Property Group, Inc.	1,709

			1,982

		REITs—Storage – 0.1%
	12	Public Storage	2,487

		Road & Rail – 0.7%
	40	CSX Corp.	2,017
	24	Kansas City Southern	2,501
	37	Norfolk Southern Corp.	4,863
	48	Union Pacific Corp.	5,558

			14,939

		Semiconductors & Semiconductor Equipment – 1.4%
	13	Advanced Micro Devices, Inc.(a)	143
	96	ASML Holding NV, (Registered)	17,352
	27	First Solar, Inc.(a)	1,480
	182	Intel Corp.	8,279
	39	Micron Technology, Inc.(a)	1,728
	8	NVIDIA Corp.	1,655

Shares		Description	Value (†)
Common Stocks – continued
		Semiconductors & Semiconductor Equipment – continued
	21	QUALCOMM, Inc.	$1,071
	13	Texas Instruments, Inc.	1,257

			32,965

		Software – 3.8%
	8	Autodesk, Inc.(a)	1,000
	152	Ellie Mae, Inc.(a)	13,672
	807	Microsoft Corp.	67,126
	107	Oracle Corp.	5,446
	9	Symantec Corp.	293

			87,537

		Specialty Retail – 0.2%
	8	Best Buy Co., Inc.	448
	19	Home Depot, Inc. (The)	3,150
	14	Lowe’s Cos., Inc.	1,119
	7	Tiffany & Co.	655

			5,372

		Technology Hardware, Storage & Peripherals – 0.5%
	38	Apple, Inc.	6,424
	25	NetApp, Inc.	1,110
	7	Seagate Technology PLC	259
	23	Western Digital Corp.	2,053
	32	Xerox Corp.	970

			10,816

		Textiles, Apparel & Luxury Goods – 1.1%
	2,408	Cie Financiere Richemont S.A., Sponsored ADR	22,122
	15	Hanesbrands, Inc.	337
	49	NIKE, Inc., Class B	2,695
	7	VF Corp.	488

			25,642

		Trading Companies & Distributors – 0.2%
	39	Fastenal Co.	1,832
	11	W.W. Grainger, Inc.	2,175

			4,007

		Water Utilities – 1.0%
	257	American Water Works Co., Inc.	22,554

		Total Common Stocks (Identified Cost $1,800,007)	2,078,574

Affiliated Mutual Funds – 6.0%
	4,437	Loomis Sayles Inflation Protected Securities Fund, Class N	46,320
	2,029	Loomis Sayles Limited Term Government and Agency Fund, Class N	23,006
	6,869	Mirova Global Green Bond Fund, Class N	69,720

		Total Affiliated Mutual Funds (Identified Cost $138,382)	139,046

Description	Value (†)
Total Investments – 96.0% (Identified Cost $1,938,389)	$2,217,620
Other assets less liabilities – 4.0%	92,216

Net Assets – 100.0%	$2,309,836

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2017, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$46,568	$57	$—	$(191)	$46,320	$681
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	23,258	150	—	(102)	23,006	284
Mirova Global Green Bond Fund, Class N	—	68,848	85	—	957	69,720	339

	$—	$138,674	$292	$—	$664	$139,046	$1,304

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,078,574	$—	$—	$2,078,574
Affiliated Mutual Funds	139,046	—	—	139,046

Total	$2,217,620	$—	$—	$2,217,620

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

Internet Software & Services	8.1%
Chemicals	6.6
Insurance	6.5
Health Care Equipment & Supplies	6.1
IT Services	6.0
Affiliated Mutual Funds	6.0
Banks	5.1
Electrical Equipment	4.3
Pharmaceuticals	3.8
Software	3.8
Life Sciences Tools & Services	3.3
Industrial Conglomerates	2.9
Auto Components	2.7
Automobiles	2.7
Building Products	2.3
Capital Markets	2.2
Internet & Direct Marketing Retail	2.0
Other Investments, less than 2% each	21.6

Total Investments	96.0
Other assets less liabilities	4.0

Net Assets	100.0%

Asset Allocation Summary at October 31, 2017 (Unaudited)

Equity	90.0%
Fixed Income	6.0

Total Investments	96.0
Other assets less liabilities	4.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2017 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares		Description	Value (†)
Common Stocks – 90.4% of Net Assets
		Aerospace & Defense – 0.1%
	71	Arconic, Inc.	$1,784

		Air Freight & Logistics – 0.0%
	8	United Parcel Service, Inc., Class B	940

		Auto Components – 2.8%
	419	Delphi Automotive PLC	41,640
	10	Goodyear Tire & Rubber Co. (The)	306
	672	Valeo S.A., Sponsored ADR	22,794

			64,740

		Automobiles – 2.7%
	1,174	Byd Co. Ltd., ADR	20,451
	193	Ford Motor Co.	2,368
	325	Toyota Motor Corp., Sponsored ADR	40,300

			63,119

		Banks – 5.2%
	378	Bank of America Corp.	10,353
	124	Citigroup, Inc.	9,114
	74	Citizens Financial Group, Inc.	2,813
	153	Huntington Bancshares, Inc.	2,111
	1,256	KBC Group NV, Sponsored ADR	52,055
	158	KeyCorp.	2,884
	431	People’s United Financial, Inc.	8,042
	156	Signature Bank(a)	20,282
	130	Wells Fargo & Co.	7,298
	85	Zions Bancorporation	3,949

			118,901

		Beverages – 0.7%
	51	Brown-Forman Corp., Class B	2,908
	144	Coca-Cola Co. (The)	6,621
	16	Molson Coors Brewing Co., Class B	1,294
	23	Monster Beverage Corp.(a)	1,333
	44	PepsiCo, Inc.	4,850

			17,006

		Biotechnology – 0.8%
	13	AbbVie, Inc.	1,173
	11	Amgen, Inc.	1,927
	212	Gilead Sciences, Inc.	15,892

			18,992

		Building Products – 2.3%
	689	A.O. Smith Corp.	40,789
	47	Fortune Brands Home & Security, Inc.	3,105
	211	Johnson Controls International PLC	8,733

			52,627

Shares		Description	Value (†)
Common Stocks – continued
		Capital Markets – 2.2%
	7	Affiliated Managers Group, Inc.	$1,305
	10	Ameriprise Financial, Inc.	1,565
	107	Bank of New York Mellon Corp. (The)	5,505
	11	BlackRock, Inc.	5,179
	25	Charles Schwab Corp. (The)	1,121
	22	CME Group, Inc.	3,018
	85	Franklin Resources, Inc.	3,581
	30	Goldman Sachs Group, Inc. (The)	7,274
	17	Intercontinental Exchange, Inc.	1,124
	34	Invesco Ltd.	1,217
	11	Legg Mason, Inc.	420
	7	Moody’s Corp.	997
	18	Nasdaq, Inc.	1,308
	54	Northern Trust Corp.	5,050
	6	S&P Global, Inc.	939
	45	State Street Corp.	4,140
	80	T. Rowe Price Group, Inc.	7,432

			51,175

		Chemicals – 6.6%
	14	Air Products & Chemicals, Inc.	2,232
	4	Albemarle Corp.	564
	469	Chr. Hansen Holding AS, Sponsored ADR	20,659
	420	Ecolab, Inc.	54,877
	104	International Flavors & Fragrances, Inc.	15,332
	247	Novozymes AS, Sponsored ADR	13,659
	46	Praxair, Inc.	6,722
	1,968	Symrise AG, Sponsored ADR	38,492

			152,537

		Commercial Services & Supplies – 0.0%
	10	Stericycle, Inc.(a)	708

		Communications Equipment – 0.5%
	305	Cisco Systems, Inc.	10,416
	13	Motorola Solutions, Inc.	1,177

			11,593

		Construction & Engineering – 0.1%
	31	Fluor Corp.	1,336

		Consumer Finance – 0.2%
	39	American Express Co.	3,725
	33	Navient Corp.	411
	38	Synchrony Financial	1,240

			5,376

		Containers & Packaging – 0.3%
	12	Avery Dennison Corp.	1,274
	78	Ball Corp.	3,348

Shares		Description	Value (†)
Common Stocks – continued
		Containers & Packaging – continued
	43	International Paper Co.	$2,463

			7,085

		Distributors – 0.0%
	9	Genuine Parts Co.	794

		Diversified Consumer Services – 0.0%
	15	H&R Block, Inc.	371

		Diversified Telecommunication Services – 1.7%
	347	AT&T, Inc.	11,677
	1,146	Deutsche Telekom AG, Sponsored ADR	20,552
	148	Verizon Communications, Inc.	7,085

			39,314

		Electric Utilities – 1.8%
	20	Eversource Energy	1,253
	255	NextEra Energy, Inc.	39,543

			40,796

		Electrical Equipment – 4.3%
	177	Acuity Brands, Inc.	29,595
	560	Eaton Corp. PLC	44,811
	850	Vestas Wind Systems AS, Sponsored ADR	25,024

			99,430

		Electronic Equipment, Instruments & Components – 0.1%
	14	TE Connectivity Ltd.	1,274

		Food & Staples Retailing – 0.4%
	50	CVS Health Corp.	3,426
	18	Kroger Co. (The)	373
	76	Sysco Corp.	4,227

			8,026

		Food Products – 0.6%
	13	Campbell Soup Co.	616
	54	Conagra Brands, Inc.	1,845
	25	General Mills, Inc.	1,298
	3	Hershey Co. (The)	318
	5	Hormel Foods Corp.	156
	12	J.M. Smucker Co. (The)	1,273
	33	Kellogg Co.	2,063
	27	Kraft Heinz Co. (The)	2,088
	105	Mondelez International, Inc., Class A	4,350

			14,007

		Health Care Equipment & Supplies – 6.1%
	66	Abbott Laboratories	3,579
	48	Baxter International, Inc.	3,094
	1,397	Coloplast AS, Sponsored ADR	12,280
	9	Cooper Cos., Inc. (The)	2,162

Shares		Description	Value (†)
Common Stocks – continued
		Health Care Equipment & Supplies – continued
	577	Danaher Corp.	$53,240
	14	DENTSPLY SIRONA, Inc.	855
	730	Essilor International S.A., Sponsored ADR	46,282
	1	Hologic, Inc.(a)	38
	244	Medtronic PLC	19,647

			141,177

		Health Care Providers & Services – 0.9%
	6	Aetna, Inc.	1,020
	4	AmerisourceBergen Corp.	308
	20	Anthem, Inc.	4,184
	4	Cardinal Health, Inc.	248
	1	Centene Corp.(a)	94
	15	Cigna Corp.	2,958
	25	DaVita, Inc.(a)	1,519
	2	Envision Healthcare Corp.(a)	85
	37	Express Scripts Holding Co.(a)	2,268
	22	HCA Healthcare, Inc.(a)	1,664
	4	Humana, Inc.	1,021
	2	Laboratory Corp. of America Holdings(a)	307
	12	McKesson Corp.	1,655
	10	Quest Diagnostics, Inc.	938
	13	UnitedHealth Group, Inc.	2,733
	2	Universal Health Services, Inc., Class B	205

			21,207

		Home Construction – 0.6%
	300	Geberit AG, ADR	13,299

		Hotels, Restaurants & Leisure – 0.5%
	9	Carnival Corp.	598
	77	Hilton Worldwide Holdings, Inc.	5,566
	17	McDonald’s Corp.	2,837
	23	Starbucks Corp.	1,261
	10	Wyndham Worldwide Corp.	1,068

			11,330

		Household Durables – 1.3%
	8	Lennar Corp., Class A	446
	1,629	Sekisui House Ltd., Sponsored ADR	30,366

			30,812

		Household Products – 0.6%
	7	Church & Dwight Co., Inc.	316
	11	Clorox Co. (The)	1,392
	48	Colgate-Palmolive Co.	3,382
	100	Procter & Gamble Co. (The)	8,634

			13,724

		Independent Power & Renewable Electricity Producers – 0.3%
	77	Ormat Technologies, Inc.	4,999

Shares		Description	Value (†)
Common Stocks – continued
		Independent Power & Renewable Electricity Producers – continued
	124	Pattern Energy Group, Inc.	$2,861

			7,860

		Industrial Conglomerates – 2.9%
	59	3M Co.	13,581
	227	General Electric Co.	4,577
	190	Roper Technologies, Inc.	49,052

			67,210

		Industrial Other – 0.1%
	26	Iron Mountain, Inc.	1,040

		Insurance – 6.5%
	23	Aflac, Inc.	1,929
	1,488	AIA Group Ltd., Sponsored ADR	45,064
	767	Allianz SE, Sponsored ADR	17,948
	2	Allstate Corp. (The)	188
	63	Hartford Financial Services Group, Inc. (The)	3,468
	1,468	Legal & General Group PLC, Sponsored ADR	26,167
	9	Lincoln National Corp.	682
	95	MetLife, Inc.	5,090
	49	Prudential Financial, Inc.	5,413
	722	Prudential PLC, Sponsored ADR	35,400
	71	Torchmark Corp.	5,973
	55	Unum Group	2,862

			150,184

		Internet & Direct Marketing Retail – 2.0%
	38	Amazon.com, Inc.(a)	42,001
	7	Netflix, Inc.(a)	1,375
	1	Priceline Group, Inc. (The)(a)	1,912
	7	TripAdvisor, Inc.(a)	262

			45,550

		Internet Software & Services – 8.1%
	83	Alphabet, Inc., Class A(a)	85,742
	2	Alphabet, Inc., Class C(a)	2,033
	20	eBay, Inc.(a)	753
	312	Facebook, Inc., Class A(a)	56,179
	950	Tencent Holdings Ltd., ADR	42,798

			187,505

		IT Services – 6.0%
	6	Accenture PLC, Class A	854
	29	Cognizant Technology Solutions Corp., Class A	2,195
	17	CSRA, Inc.	544
	37	International Business Machines Corp.	5,700
	294	MasterCard, Inc., Class A	43,738
	20	PayPal Holdings, Inc.(a)	1,451
	753	Visa, Inc., Class A	82,815

Shares		Description	Value (†)
Common Stocks – continued
		IT Services – continued
	50	Western Union Co. (The)	$993

			138,290

		Life Sciences Tools & Services – 3.3%
	20	Agilent Technologies, Inc.	1,360
	38	Illumina, Inc.(a)	7,797
	343	Thermo Fisher Scientific, Inc.	66,484

			75,641

		Machinery – 1.4%
	48	Caterpillar, Inc.	6,518
	46	Deere & Co.	6,112
	23	Flowserve Corp.	1,014
	15	Parker Hannifin Corp.	2,739
	207	Watts Water Technologies, Inc., Series A	13,952
	43	Xylem, Inc.	2,861

			33,196

		Media – 0.5%
	12	CBS Corp., Class B	673
	14	Interpublic Group of Cos., Inc. (The)	269
	89	News Corp., Class A	1,216
	4	Omnicom Group, Inc.	269
	80	Twenty-First Century Fox, Inc., Class A	2,092
	33	Twenty-First Century Fox, Inc., Class B	840
	70	Walt Disney Co. (The)	6,847

			12,206

		Metals & Mining – 0.0%
	13	Newmont Mining Corp.	470

		Multiline Retail – 0.1%
	14	Kohl’s Corp.	585
	7	Target Corp.	413

			998

		Personal Products – 1.4%
	10	Estee Lauder Cos., Inc. (The), Class A	1,118
	526	Unilever NV	30,487

			31,605

		Pharmaceuticals – 3.9%
	19	Allergan PLC	3,367
	62	Bristol-Myers Squibb Co.	3,823
	36	Eli Lilly & Co.	2,950
	83	Johnson & Johnson	11,571
	91	Merck & Co., Inc.	5,013
	59	Mylan NV(a)	2,107
	1,047	Novo Nordisk AS, Sponsored ADR	52,130
	228	Pfizer, Inc.	7,994

			88,955

Shares		Description	Value (†)
Common Stocks – continued
		Professional Services – 0.1%
	30	IHS Markit Ltd.(a)	$1,278
	14	Verisk Analytics, Inc.(a)	1,191

			2,469

		Real Estate Management & Development – 0.1%
	55	CBRE Group, Inc., Class A(a)	2,163

		REITs—Apartments – 0.3%
	6	AvalonBay Communities, Inc.	1,088
	38	Equity Residential	2,556
	7	Essex Property Trust, Inc.	1,837
	4	Mid-America Apartment Communities, Inc.	409

			5,890

		REITs—Diversified – 0.7%
	77	Crown Castle International Corp.	8,245
	7	Digital Realty Trust, Inc.	829
	3	Equinix, Inc.	1,391
	18	Vornado Realty Trust	1,347
	86	Weyerhaeuser Co.	3,088

			14,900

		REITs—Health Care – 0.1%
	37	HCP, Inc.	956
	30	Ventas, Inc.	1,883

			2,839

		REITs—Office Property – 0.1%
	15	Boston Properties, Inc.	1,818

		REITs—Regional Malls – 0.1%
	2	Macerich Co. (The)	109
	11	Simon Property Group, Inc.	1,709

			1,818

		REITs—Storage – 0.1%
	12	Public Storage	2,487

		Road & Rail – 0.7%
	40	CSX Corp.	2,017
	24	Kansas City Southern	2,501
	37	Norfolk Southern Corp.	4,863
	48	Union Pacific Corp.	5,558

			14,939

		Semiconductors & Semiconductor Equipment – 1.4%
	13	Advanced Micro Devices, Inc.(a)	143
	96	ASML Holding NV, (Registered)	17,352
	27	First Solar, Inc.(a)	1,480
	183	Intel Corp.	8,325
	39	Micron Technology, Inc.(a)	1,728
	8	NVIDIA Corp.	1,654

Shares		Description	Value (†)
Common Stocks – continued
		Semiconductors & Semiconductor Equipment – continued
	21	QUALCOMM, Inc.	$1,071
	13	Texas Instruments, Inc.	1,257

			33,010

		Software – 3.8%
	8	Autodesk, Inc.(a)	1,000
	152	Ellie Mae, Inc.(a)	13,672
	805	Microsoft Corp.	66,960
	108	Oracle Corp.	5,497
	9	Symantec Corp.	293

			87,422

		Specialty Retail – 0.2%
	8	Best Buy Co., Inc.	448
	19	Home Depot, Inc. (The)	3,150
	14	Lowe’s Cos., Inc.	1,119
	7	Tiffany & Co.	655

			5,372

		Technology Hardware, Storage & Peripherals – 0.5%
	38	Apple, Inc.	6,424
	25	NetApp, Inc.	1,110
	7	Seagate Technology PLC	259
	23	Western Digital Corp.	2,053
	32	Xerox Corp.	970

			10,816

		Textiles, Apparel & Luxury Goods – 1.1%
	2,408	Cie Financiere Richemont S.A., Sponsored ADR	22,122
	15	Hanesbrands, Inc.	337
	49	NIKE, Inc., Class B	2,695
	7	VF Corp.	488

			25,642

		Trading Companies & Distributors – 0.2%
	39	Fastenal Co.	1,832
	11	W.W. Grainger, Inc.	2,175

			4,007

		Water Utilities – 1.0%
	258	American Water Works Co., Inc.	22,642

		Total Common Stocks (Identified Cost $1,803,856)	2,082,424

Affiliated Mutual Funds – 6.0%
	4,436	Loomis Sayles Inflation Protected Securities Fund, Class N	46,315
	2,029	Loomis Sayles Limited Term Government and Agency Fund, Class N	23,004
	6,868	Mirova Global Green Bond Fund, Class N	69,713

		Total Affiliated Mutual Funds (Identified Cost $138,373)	139,032

Description	Value (†)
Total Investments – 96.4% (Identified Cost $1,942,229)	$2,221,456
Other assets less liabilities – 3.6%	83,753

Net Assets – 100.0%	$2,305,209

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2017, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$46,563	$57	$—	$(191)	$46,315	$680
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	23,256	149	—	(103)	23,004	284
Mirova Global Green Bond Fund, Class N	—	68,845	85	—	953	69,713	339

	$—	$138,664	$291	$—	$659	$139,032	$1,303

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,082,424	$—	$—	$2,082,424
Affiliated Mutual Funds	139,032	—	—	139,032

Total	$2,221,456	$—	$—	$2,221,456

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2017 (Unaudited)

Internet Software & Services	8.1%
Chemicals	6.6
Insurance	6.5
Health Care Equipment & Supplies	6.1
Affiliated Mutual Funds	6.0
IT Services	6.0
Banks	5.2
Electrical Equipment	4.3
Pharmaceuticals	3.9
Software	3.8
Life Sciences Tools & Services	3.3
Industrial Conglomerates	2.9
Auto Components	2.8
Automobiles	2.7
Building Products	2.3
Capital Markets	2.2
Internet & Direct Marketing Retail	2.0
Other Investments, less than 2% each	21.7

Total Investments	96.4
Other assets less liabilities	3.6

Net Assets	100.0%

Asset Allocation Summary at October 31, 2017 (Unaudited)

Equity	90.4%
Fixed Income	6.0

Total Investments	96.4
Other assets less liabilities	3.6

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 19, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 19, 2016